LOGO: NUVEEN INVESTMENTS

SEMIANNUAL REPORT December 31, 2000

Municipal Closed-End Exchange Traded Funds

Dependable, tax-free income to help you keep more of what you earn.



FLORIDA
NQF
NUF
NFL


INVEST WELL.

LOOK AHEAD.

LEAVE YOUR MARK.(SM)



PHOTO OF: 5 PEOPLE WALKING ON BEACH.

PHOTO OF: MAN AND BOY ON BEACH.

Credit Quality
           HIGHLIGHTS As of  December 31, 2000

Pie Chart:
Nuveen Florida Investment Quality Municipal Fund (NQF)
AAA/U.S. Guaranteed                 66%
AA                                  22%
A                                    4%
BBB                                  2%
NR                                   6%


Pie Chart:
Nuveen Florida Quality Income Municipal Fund (NUF)
AAA/U.S. Guaranteed                 70%
AA                                  14%
A                                    8%
BBB                                  3%
NR                                   5%


Pie Chart:
Nuveen Insured Florida Premium Income Municipal Fund (NFL)
Insured                             83%
Insured & U.S. Guaranteed           17%


    CONTENTS

  1 Dear Shareholder

  3 Portfolio Manager's Comments

  6 NQF Performance Overview

  7 NUF Performance Overview

  8 NFL Performance Overview

  9 Shareholder Meeting Report

 11 Portfolio of Investments

 23 Statement of Net Assets

 24 Statement of Operations

 25 Statement of Changes in Net Assets

 26 Notes to Financial Statements

 30 Financial Highlights

 32 Build Your Wealth Automatically

 33 Fund Information



--------------------------------------------------------------------------------
COMPOUND YOUR WEALTH - AUTOMATICALLY
All Nuveen Municipal Closed-End ETFs let you reinvest dividends and capital gains directly into additional shares of your Fund. This is a great way to see your investment grow through the power of compounding.

For more information about Dividend Reinvestment, see the last page of this report or speak with your financial advisor.
--------------------------------------------------------------------------------

Photo of: Timothy R. Schwertfeger
Chairman of the Board

Sidebar text: " A WELL-BALANCED PORTFOLIO CAN HELP YOU REDUCE YOUR INVESTMENT RISKS"

Dear
   SHAREHOLDER

One of the primary goals of your Nuveen Florida Fund is to provide you with attractive, dependable tax-free income from a quality portfolio. I am pleased to report that over the period covered by this report your Fund has continued to meet these objectives. I urge you to read the Portfolio Manager's Comments and Performance Overview pages included in this report, which provide more details about Fund results, how they were achieved, and how the Funds are trying to position themselves for the future.

The uncertain markets of this past reporting period also remind us of another important reason for investing in Nuveen Funds. In times such as these, your Nuveen Fund can help bring a measure of diversification to your overall portfolio and serve as a useful counterbalance to other holdings. A well-balanced portfolio can help you reduce your investment risks and provide one of the keys to strong long-term performance.

Invest Well. Look Ahead. Leave Your Mark.
At Nuveen, we believe that investors should focus not only on investments that can help them accumulate wealth, but also on the plans and services that can help preserve that wealth and pass it along to future generations. This long-term perspective is an integral part of our portfolio management strategies, our insistence on quality, and our desire to provide investments that can withstand the test of time.

In establishing a program tailored to your needs, the sound ongoing advice and disciplined focus provided by a trusted financial advisor can be an invaluable resource, enabling you to make wise investment decisions and build a program that can result in a lasting legacy.

For more than a century, Nuveen has offered quality investments to those who recognize and embrace the need for building, preserving and managing wealth. All of us at Nuveen are dedicated to working with you and your financial advisor to provide the services, products, perspectives, and solutions that can help you meet your personal and family financial goals, now and for years to come. We thank you for your continued confidence.


Sincerely,


/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

February 16, 2001



SIDEBAR TEXT: "IN ESTABLISHING A PROGRAM TAILORED TO YOUR NEEDS, THE SOUND ONGOING ADVICE AND DISCIPLINED FOCUS PROVIDED BY A TRUSTED FINANCIAL ADVISOR CAN BE AN INVALUABLE RESOURCE."

Nuveen Florida Closed-End Exchange-Traded Funds (NQF, NUF, NFL)

Portfolio Manager's
            COMMENTS

Portfolio manager Tom O'Shaughnessy discusses national and state economic conditions, key investment strategies, and the performance of the Nuveen Florida Closed-End Exchange-Traded Funds. A 17-year veteran of Nuveen, Tom has managed NQF and NUF since their inceptions in 1991. After managing NFL from its inception in 1992 through January 1995, he reassumed portfolio management responsibility for this Fund in 1998.


WHAT MAJOR FACTORS AFFECTED THE U.S. ECONOMY AND THE MUNICIPAL MARKET OVER THIS REPORTING PERIOD?
The major factor affecting the fixed-income markets has been Federal Reserve policy. During the period covered by this report, the federal funds target rate was 6.50%, the highest level in almost a decade. As evidence mounted that the Fed's objective to slow the economy might be working, there was a growing debate about whether the time had come to start cutting interest rates.

Shortly after the close of the reporting period, the Fed moved to lower interest rates by 50 basis points, the first such move since the Asian financial crisis in late 1998. The Fed made a second 50 basis point cut at the end of January 2001. The current consensus among many market observers is that the Fed will continue to ease rates if a significant economic slowdown remains possible.

In the municipal market, signs of economic slowing and tighter new issue supply helped many bonds perform well. During 2000, new issue supply of municipal bonds totaled $199 billion nationwide, down 12% from 1999 levels. Part of this decline stemmed from higher rate concerns earlier in the year, which made it less attractive for some issuers to offer bonds. In addition, generally favorable economic conditions in most cities and states enabled many issuers to use pay-as-you-go funding for necessary projects, rather than financing obtained through new issuance.

At the same time, demand for municipal bonds continued to be strong from individual investors looking for diversification, income and an alternative to volatile common stock markets. As a result, municipal bond prices were higher and yields lower at the end of 2000 when compared with the end of 1999. Nevertheless, municipals still represented good value. As of December 31, 2000, long-term municipal yields were more than 100% of 30-year Treasury yields, compared with 96% in December 1999 and the historical average of 86% for the period 1986-1999.


WHAT ABOUT THE ECONOMIC AND MARKET ENVIRONMENT IN FLORIDA?
Municipal issuance was also down for the year in Florida, although not quite to the same degree as in the national market. During 2000, new state supply totaled $10.6 billion, a decline of almost 9% from 1999. Typical of the Florida market, the pattern of issuance was uneven throughout the year. Overall, the state's economy remained strong, benefiting from solid growth in tourism and international trade, especially with Latin America. Florida's relatively low business costs also contributed to this strength by attracting a number of customer service centers and call centers to the state. In recent months, employment growth was strongest in Miami, while future growth is expected to stem from advances in the business and financial services sectors, especially in the Tampa metropolitan area. Although Florida has a significant older population, the influx of younger residents to the state continued, offsetting any potential shortage in the labor markets. However, growth in per capita income has lagged the strong growth in job creation.


HOW DID THE NUVEEN FLORIDA FUNDS PERFORM OVER THE PAST 12 MONTHS?
For the 12 months ended December 31, 2000, the Nuveen Florida Closed-End Exchange-Traded Funds produced total returns on net asset value (NAV) as shown in the accompanying table. The annual returns for the appropriate Lehman Municipal Bond Index1 and the Funds' Lipper Peer Group2 are also presented.



                   Market        Total Return               Lehman        Lipper
                    Yield              on NAV        Total Return1      Average2
--------------------------------------------------------------------------------
                                       1 Year               1 Year        1 Year
                         Taxable-       Ended                Ended         Ended
           12/31/00   Equivalent3    12/31/00             12/31/00      12/31/00
--------------------------------------------------------------------------------
NQF           6.34%         9.19%      13.48%               11.68%        16.68%
--------------------------------------------------------------------------------
NUF           5.90%         8.55%      11.16%               11.68%        16.68%
--------------------------------------------------------------------------------
NFL           5.54%         8.03%      18.17%               13.45%        16.68%
--------------------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.


Early in the year, as the Fed's interest rate hikes pushed yields higher, municipal bond prices underwent a corresponding drop. Over the summer, however, the tight supply of new municipal issues and generally favorable technicals helped to prompt a shift in market outlook, rallying the municipal market and boosting the prices of many bonds. The Funds' participation in the recovery of the municipal market is reflected in the total returns on NAV listed in the table above, which show dramatic improvement over the performance results presented in the Funds' annual report for the period ending June 30, 2000.


WERE THE FUNDS' DIVIDENDS AFFECTED BY THE MARKET ENVIRONMENT?
Changes in the interest rate environment over the past 12 months had an impact on the dividends of all three Nuveen Florida Funds. These Funds use leverage as a way to potentially enhance the dividends paid to common shareholders. The extent of this benefit is tied in part to the short-term rates that the Funds pay their MuniPreferred(R) shareholders. When short-term rates rise, the Funds must pay out more income to preferred shareholders, decreasing the amount of income available for common shareholders. As the Federal Reserve raised short-term rates between June 1999 and May 2000, these increases had a corresponding impact on short-term municipal rates, leading to decreases in the common share dividends of all three Funds. Despite these dividend adjustments, the Funds continued to provide competitive market yields, as shown in the earlier table.

Recently, interest rate cuts by the Federal Reserve have helped cause the slope of the municipal yield curve to become very steep. Lower rates for shorter-maturity municipal securities could have beneficial effects on the dividend stability of these leveraged Funds going forward by reducing the amount the Funds pay their MuniPreferred(R) shareholders, which may leave more Fund earnings to support common share dividends.


WHAT ABOUT THE FUNDS' SHARE PRICE PERFORMANCE?
During the first part of 2000, uncertainties about inflation and interest rates, coupled with investors' focus on equity market performance, tended to dampen interest in most fixed-income products. The lack of demand put pressure on the prices of many municipal bond investments. In recent months, as the bond market showed signs of recovery and the stock market continued to be volatile, many investors once again appeared to be considering tax-free fixed-income alternatives. As a result, the share prices of these Funds generally improved (see the charts on the individual Performance Overview pages).

Over the past 12 months, investor recognition of the opportunities presented by NQF and NUF was strong enough to narrow the discounts (share price below NAV) on these two Funds. In the case of NUF, this narrowing was significant. However, in a market that appeared to focus heavily on dividends, NFL's lower market yield may help explain why this Fund's share price increase lagged the rise in value of the bonds in its portfolio, leading to a wider discount at the end of 2000 than that of a year earlier. With the market prices of all three Funds lower than the actual value of the bonds in their portfolios, shareholders may want to consider taking advantage of this opportunity to add to their holdings of their Nuveen Florida Funds.


WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE 12 MONTHS ENDED DECEMBER 31, 2000?
Despite a slow start, the past year turned out to be generally positive for the fixed-income markets, including municipal bonds. As evidenced by their excellent 12-month total returns on NAV, the Nuveen Florida Funds were well structured going into this period. Given the tight supply of new issuance, both in Florida and nationwide, during 2000, we found relatively few opportunities to make trades that would substantially enhance the Funds' holdings. As opportunities did become available, we focused on strengthening long-term dividend-paying capabilities, enhancing call protection, and purchasing bonds with


1 The performance of NQF and NUF is compared with that of the national Lehman Brothers Municipal Bond Index, an unleveraged index comprising a broad range of investment-grade municipal bonds. NFL`s performance is compared with that of the national Lehman Insured Municipal Bond Index, an unleveraged index covering a broad range of insured municipal bonds. Results for the Lehman indexes do not reflect any expenses.

2 The Funds' total returns are compared with the average annualized return of the 14 funds in the Lipper Florida Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends.

3 The taxable-equivalent yield represents the yield that must be earned on a taxable investment in order to equal the yield of the Nuveen Fund on an after-tax basis. The taxable-equivalent yield is based on the Fund's market yield on the indicated date and a federal income tax rate of 31%.

the potential to add value and diversification to the Funds' portfolios.

During the past year, we adapted our management strategies to take full advantage of a recent change in Florida state law. This change allows Funds such as ours to hold up to 10% of their assets in non-Florida municipal bonds, while still providing Florida residents with income exempt from the state's intangibles tax. During 2000, we used this so-called "safe harbor" provision when Florida bonds were expensive or scarce to look for securities with high yields and good structure, both at the national level and in other states. Some of the non-Florida bonds held over the past year included issues from the New Jersey Turnpike Authority and others used to finance a proposed monorail that will link eight hotels in Las Vegas, Nevada. By purchasing bonds like these at a discount to par, we were able to enhance the Funds' total returns as the market improved. In addition, the "safe harbor" provision helped us to ride out the ebb and flow in Florida municipal supply over the past year, keeping the Funds fully invested and working for shareholders.

All three Nuveen Florida Funds continued to rank transportation among their top five sectors. This reflected the relatively heavier issuance in this sector as the growth of Florida's tourism and international trade industries generated continued demand for airport and seaport improvements. Overall, however, our focus during the past year was on purchasing individual bonds offering the most attractive yields, rather than concentrating on any one sector.

Both NQF and NUF continued to offer excellent credit quality, with 88% and 84% of their assets, respectively, invested in bonds rated AAA/U.S. guaranteed and AA as of December 31, 2000. Each of the uninsured Funds also had an 8% allocation of BBB and non-rated bonds, which generally provided higher yields over the past year. As an insured Fund, NFL is 100% invested in insured and/or U.S. guaranteed bonds.


WHAT IS YOUR OUTLOOK FOR THE NUVEEN FLORIDA FUNDS?
In general, our outlook for the fixed-income markets over the next 12 months is positive. Current projections call for continued strong demand for municipal bonds, while new municipal issuance nationwide in 2001 is expected to remain under $200 billion. These supply-and-demand dynamics should continue to provide support for the municipal market and municipal bond prices. We will, of course, continue to closely monitor the economy, including the progress of proposed tax reduction plans, and Federal Reserve policy in order to be prepared to respond appropriately to any developing situations.

Looking specifically at the Nuveen Florida Funds, NFL currently offers good levels of call protection, with only one scheduled call in 2001 and an 11% exposure in 2002. In 2001, both NQF and NUF reach the 10-year anniversary of their inceptions, and these Funds will see the increased potential for bond calls normally associated with this point of the bond market cycle. Over the next two years, calls could affect as much as 37-46% of these Funds' portfolios, depending on market interest rates during this time. In general, we believe these positions are very manageable, and we foresee no problems in working through them.

While we cannot control the direction of interest rates, we continue to work to reduce the Funds' call exposure and to actively manage the Funds in an effort to mitigate the longer-term effects of the bond call process. These strategies include selling bonds with shorter call dates and purchasing bonds with longer call protection when we can do so without negatively impacting the Funds' dividends or total return performance.

In addition to bond calls, we plan to continue to focus on strengthening the Funds' dividend-payment capabilities. This will include actively searching the general market for opportunities to add bonds with attractive long-term income, as we continue to take advantage of the 10% safe harbor provision. Depending on the interest rate environment, bond calls in NQF and NUF could create opportunities to further enhance the structure of these Funds. As value-oriented investors, we will continue to look for areas of the market that can add value for our shareholders. We believe the Nuveen Florida Funds will continue to serve as a dependable source of tax-free income and portfolio diversification, two essential elements of a comprehensive investment strategy.

Nuveen Florida Investment Quality Municipal Fund

Performance
  OVERVIEW As of December 31, 2000


NQF

PORTFOLIO STATISTICS
--------------------------------------------------
Inception Date                                2/91
--------------------------------------------------
Share Price                                    $14
--------------------------------------------------
Net Asset Value                             $14.89
--------------------------------------------------
Market Yield                                 6.34%
--------------------------------------------------
Taxable-Equivalent Yield1                    9.19%
--------------------------------------------------
Fund Net Assets ($000)                    $376,075
--------------------------------------------------
Average Effective Maturity (Years)           20.39
--------------------------------------------------
Leverage-Adjusted Duration                   10.31
--------------------------------------------------

ANNUALIZED TOTAL RETURN
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        13.83%        13.48%
--------------------------------------------------
5-Year                         3.70%         5.29%
--------------------------------------------------
Since Inception                5.61%         7.25%
--------------------------------------------------

TOP FIVE SECTORS (AS A % OF TOTAL INVESTMENTS)
--------------------------------------------------
U.S.Guaranteed                                 21%
--------------------------------------------------
Healthcare                                     16%
--------------------------------------------------
Transportation                                 14%
--------------------------------------------------
Housing/Single Family                          12%
--------------------------------------------------
Utilities                                      10%
--------------------------------------------------


2000 Monthly Tax-Free Dividends Per Share

1/00           0.079
2/00           0.079
3/00           0.077
4/00           0.077
5/00           0.077
6/00           0.074
7/00           0.074
8/00           0.074
9/00           0.074
10/00          0.074
11/00          0.074
12/00          0.074


Line Chart:
Share Price Performance
1/7/00        13.19
              13.25
              13.25
              13.5
              14.13
              14.19
              14.19
              14.06
              13.81
              13.19
              13.13
              13.19
              13.38
              13.56
              13.38
              13.44
              13.38
              13.19
              13.31
              13
              13.13
              13.63
              14.06
              13.75
              13.88
              14.13
              14.38
              14.5
              14.38
              14.44
              14.31
              14.44
              14.44
              14.31
              14.5
              14.69
              14.5
              14
              14.06
              14
              13.56
              13.25
              13.63
              14.13
              13.75
              13.5
              13.5
              13.63
              13.88
              14.06
12/31/00      14

Weekly Closing Price
Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 31%.

Nuveen Florida Quality Income Municipal Fund

Performance
  OVERVIEW As of December 31, 2000


NUF


PORTFOLIO STATISTICS
--------------------------------------------------
Inception Date                               10/91
--------------------------------------------------
Share Price                              $14 15/16
--------------------------------------------------
Net Asset Value                             $15.08
--------------------------------------------------
Market Yield                                 5.90%
--------------------------------------------------
Taxable-Equivalent Yield1                    8.55%
--------------------------------------------------
Fund Net Assets ($000)                    $330,477
--------------------------------------------------
Average Effective Maturity (Years)           18.98
--------------------------------------------------
Leverage-Adjusted Duration                    8.89
--------------------------------------------------

ANNUALIZED TOTAL RETURN
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        23.16%        11.16%
--------------------------------------------------
5-Year                         6.04%         5.04%
--------------------------------------------------
Since Inception                6.14%         6.95%
--------------------------------------------------

TOP FIVE SECTORS (AS A % OF TOTAL INVESTMENTS)
--------------------------------------------------
U.S.Guaranteed                                 22%
--------------------------------------------------
Transportation                                 20%
--------------------------------------------------
Utilities                                      11%
--------------------------------------------------
Housing/Multifamily                             9%
--------------------------------------------------
Tax Obligation/General                          8%
--------------------------------------------------

BAR CHART:
2000 MONTHLY TAX-FREE DIVIDENDS PER SHARE
1/00          0.076
2/00          0.076
3/00          0.076
4/00          0.076
5/00          0.076
6/00          0.0735
7/00          0.0735
8/00          0.0735
9/00          0.0735
10/00         0.0735
11/00         0.0735
12/00         0.0735

LINE CHART:
SHARE PRICE PERFORMANCE
1/7/00        13.18999958
              13.06000042
              12.88000011
              13.25000000
              13.63000011
              13.50000000
              13.50000000
              13.50000000
              13.31000042
              13.31000042
              12.88000011
              12.93999958
              13.25000000
              13.31000042
              13.18999958
              13.25000000
              13.43999958
              13.13000011
              12.81000042
              12.93999958
              13.13000011
              13.50000000
              13.63000011
              13.88000011
              14.00000000
              14.13000011
              14.25000000
              14.25000000
              14.25000000
              14.31000042
              14.31000042
              14.31000042
              14.25000000
              14.18999958
              14.56000042
              14.50000000
              14.43999958
              14.31000042
              14.13000011
              14.18999958
              13.93999958
              13.81000042
              13.81000042
              14.00000000
              14.06000042
              13.75000000
              13.68999958
              13.68999958
              13.56000042
              13.88000011
12/31/00      14.93999958


Weekly Closing Price
Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 31%.

Nuveen Insured Florida Premium Income Municipal Fund

Performance
  OVERVIEW As of December 31, 2000


NFL


PORTFOLIO STATISTICS
--------------------------------------------------
Inception Date                               12/92
--------------------------------------------------
Share Price                                $13 7/8
--------------------------------------------------
Net Asset Value                             $15.38
--------------------------------------------------
Market Yield                                 5.54%
--------------------------------------------------
Taxable-Equivalent Yield1                    8.03%
--------------------------------------------------
Fund Net Assets ($000)                    $330,831
--------------------------------------------------
Average Effective Maturity (Years)           20.47
--------------------------------------------------
Leverage-Adjusted Duration                   11.77
--------------------------------------------------

ANNUALIZED TOTAL RETURN
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        15.58%        18.17%
--------------------------------------------------
5-Year                         7.13%         5.78%
--------------------------------------------------
Since Inception                4.74%         6.66%
--------------------------------------------------

TOP FIVE SECTORS (AS A % OF TOTAL INVESTMENTS)
--------------------------------------------------
Tax Obligation/Limited                         23%
--------------------------------------------------
Transportation                                 19%
--------------------------------------------------
U.S.Guaranteed                                 17%
--------------------------------------------------
Housing/Multifamily                            11%
--------------------------------------------------
Water and Sewer                                 9%
--------------------------------------------------


Bar Chart:
2000 Monthly Tax-Free Dividends Per Share2
1/00          0.0665
2/00          0.0665
3/00          0.0665
4/00          0.0665
5/00          0.0665
6/00          0.064
7/00          0.064
8/00          0.064
9/00          0.064
10/00         0.064
11/00         0.064
12/00         0.064


Line Chart:
Share Price Performance
1/7/00        12.94
              12.88
              12.69
              12.69
              12.88
              12.88
              12.94
              12.69
              12.69
              12.5
              12.56
              12.31
              12.38
              12.56
              12.25
              12.44
              12.63
              12.5
              11.94
              12.31
              12.38
              12.69
              12.56
              12.63
              12.88
              13
              13.25
              13.13
              13.06
              13.13
              13.31
              13.38
              13.69
              13.25
              13.38
              13.5
              13.38
              13.06
              13.13
              13.25
              13
              12.81
              13
              13.13
              13.13
              13.38
              13.31
              13.19
              13.5
              13.56
12/31/00      13.88

Weekly Closing Price
Past performance is not predictive of future results.


1 Taxable-equivalent yield represents the yield on a taxable investment necessary to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 31%.

2 The Fund also paid shareholders net ordinary income distributions in December of $0.0072 per share

Shareholder
           MEETING REPORT

The Shareholder Meeting was held November 16, 2000 in Chicago at Nuveen's headquarters.

                                                NQF                                                    NUF
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE TRUSTEES WAS REACHED AS FOLLOWS:
                                            Preferred      Preferred                         Preferred      Preferred     Preferred
                               Common          Shares          Share            Common          Shares         Shares        Shares
                               Shares        Series-T       Series-F            Shares        Series-M      Series-TH      Series-F
===================================================================================================================================
Robert P. Bremner
   For                     14,959,320           2,974          2,168        12,836,447           1,678          1,648         1,253
   Withhold                   221,859               1              2           138,007              12              2            --
-----------------------------------------------------------------------------------------------------------------------------------
   Total                   15,181,179           2,975          2,170        12,974,454           1,690          1,650         1,253
===================================================================================================================================
Lawrence H. Brown
   For                     14,964,046           2,971          2,162        12,839,608           1,670          1,641         1,253
   Withhold                   217,133               4              8           134,846              20              9            --
-----------------------------------------------------------------------------------------------------------------------------------
   Total                   15,181,179           2,975          2,170        12,974,454           1,690          1,650         1,253
===================================================================================================================================
Anne E. Impellizzeri
   For                     14,956,169           2,971          2,162        12,832,316           1,670          1,641         1,253
   Withhold                   225,010               4              8           142,138              20              9            --
-----------------------------------------------------------------------------------------------------------------------------------
   Total                   15,181,179           2,975          2,170        12,974,454           1,690          1,650         1,253
===================================================================================================================================
Peter R. Sawers
   For                     14,966,074           2,971          2,162        12,838,668           1,670          1,641         1,253
   Withhold                   215,105               4              8           135,786              20              9            --
-----------------------------------------------------------------------------------------------------------------------------------
   Total                   15,181,179           2,975          2,170        12,974,454           1,690          1,650         1,253
===================================================================================================================================
Judith M. Stockdale
   For                     14,955,239           2,974          2,168        12,822,532           1,678          1,648         1,253
   Withhold                   225,940               1              2           151,922              12              2            --
-----------------------------------------------------------------------------------------------------------------------------------
   Total                   15,181,179           2,975          2,170        12,974,454           1,690          1,650         1,253
===================================================================================================================================
William J. Schneider
   For                             --           2,974          2,168                --           1,678          1,648         1,253
   Withhold                        --               1              2                --              12              2            --
-----------------------------------------------------------------------------------------------------------------------------------
   Total                           --           2,975          2,170                --           1,690          1,650         1,253
===================================================================================================================================
Timothy R. Schwertfeger
   For                             --           2,974          2,168                --           1,678          1,648         1,253
   Withhold                        --               1              2                --              12              2            --
-----------------------------------------------------------------------------------------------------------------------------------
   Total                           --           2,975          2,170                --           1,690          1,650         1,253
===================================================================================================================================
RATIFICATION OF AUDITORS WAS REACHED AS FOLLOWS:
   For                     15,011,136           2,974          2,168        12,857,444           1,690          1,646         1,252
   Against                     73,942               1              2            47,590              --              2            --
   Abstain                     96,101              --             --            69,420              --              2             1
-----------------------------------------------------------------------------------------------------------------------------------
   Total                   15,181,179           2,975          2,170        12,974,454           1,690          1,650         1,253
===================================================================================================================================

Shareholder MEETING REPORT (continued)


                                                                                                             NFL
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE TRUSTEES WAS REACHED AS FOLLOWS:
                                                                                                           Preferred       Preferred
                                                                                             Common           Shares          Shares
                                                                                             Shares         Series-W       Series-TH
====================================================================================================================================
Robert P. Bremner
   For                                                                                   13,012,458            1,623           2,755
   Withhold                                                                                 139,509               --              33
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                 13,151,967            1,623           2,788
====================================================================================================================================
Lawrence H. Brown
   For                                                                                   12,991,427            1,622           2,749
   Withhold                                                                                 160,540                1              39
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                 13,151,967            1,623           2,788
====================================================================================================================================
Anne E. Impellizzeri
   For                                                                                   12,990,237            1,622           2,749
   Withhold                                                                                 161,730                1              39
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                 13,151,967            1,623           2,788
====================================================================================================================================
Peter R. Sawers
   For                                                                                   13,000,702            1,622           2,749
   Withhold                                                                                 151,265                1              39
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                 13,151,967            1,623           2,788
====================================================================================================================================
Judith M. Stockdale
   For                                                                                   13,012,255            1,623           2,755
   Withhold                                                                                 139,712               --              33
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                 13,151,967            1,623           2,788
====================================================================================================================================
William J. Schneider
   For                                                                                           --            1,623           2,755
   Withhold                                                                                      --               --              33
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                         --            1,623           2,788
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                                           --            1,623           2,755
   Withhold                                                                                      --               --              33
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                         --            1,623           2,788
====================================================================================================================================
RATIFICATION OF AUDITORS WAS REACHED AS FOLLOWS:
   For                                                                                   12,996,665            1,623           2,785
   Against                                                                                   43,334               --              --
   Abstain                                                                                  111,968               --               3
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                 13,151,967            1,623           2,788
====================================================================================================================================



                            Nuveen Florida Investment Quality Municipal Fund (NQF)

                            Portfolio of
                                       INVESTMENTS December 31, 2000 (Unaudited)

   PRINCIPAL                                                                              OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER CYCLICALS - 2.9%

$      13,500   Industrial Development Authority, Hillsborough County, Florida, Exempt      4/10 at 101          N/R   $  10,916,370
                  Facilities Revenue Bonds (National Gypsum Company - Apollo Beach
                 Project), Series 2000B, 7.125%, 4/01/30 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 15.6%

        1,500   The Cape Canaveral Hospital District, Revenue Refunding Certificates,       1/08 at 101          BBB       1,170,765
                 Series 1998, 5.250%, 1/01/28

       20,000   Health Facilities Authority, Escambia County, Florida, Revenue             11/09 at 101           AA      21,399,400
                 Bonds (Ascension Health Credit Group), Series 1999A-1,
                 6.000%, 11/15/31

       11,000   Jacksonville Health Facilities Authority, Florida, Hospital Facilities     11/01 at 102          AA+      11,441,100
                 Refunding Revenue Bonds, Series 1991 (St. Luke's Hospital
                 Association Project), 7.125%, 11/15/20

        7,500   City of Miami Beach Health Facilities Authority, Hospital Revenue          11/08 at 101         BBB-       5,915,100
                 Bonds, Series 1998 (Mount Sinai Medical Center of Florida Project),
                 5.375%, 11/15/28

        7,925   Health Facilities Authority, Orange County, Florida, Hospital              11/01 at 102          AAA       8,216,640
                 Revenue Bonds (Adventist Health System/Sunbelt, Inc.),
                 Series 1991-B, 6.750%, 11/15/21

        6,000   Health Facilities Authority, Orange County, Florida, Hospital Revenue      11/10 at 101           A-       6,076,200
                 Bonds (Adventist Health System/Sunbelt Obligated Group),
                 Series 2000, 6.500%, 11/15/30

        4,250   St. John's County Industrial Development Authority, Hospital                8/02 at 102           A2       4,303,635
                 Revenue Bonds (Flagler Hospital Project), Series 1992,
                 6.000%, 8/01/22


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.1%

       11,270   Housing Finance Authority of Broward County, Florida, Multifamily           7/09 at 102          N/R      10,835,091
                 Housing Revenue Bonds (The Pier Club Apartments Project),
                 Series 1999, 7.000%, 7/01/34

        1,890   Florida Housing Finance Agency, General Mortgage Revenue                    6/02 at 103          AAA       1,967,131
                 Refunding Bonds, 1992 Series A, 6.400%, 6/01/24

        2,500   Florida Housing Finance Agency, Housing Revenue Bonds,                      9/06 at 102          AAA       2,610,225
                 1996 Series K-1 (Mariner Club Apartments Project),
                 6.375%, 9/01/36 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 11.7%

        6,845   Housing Finance Authority of Brevard County, Florida, Single                9/01 at 102          Aaa       7,038,097
                 Family Mortgage Revenue Refunding Bonds, Series 1991C,
                 7.000%, 9/01/23

        3,455   Housing Finance Authority of Broward County, Florida, GNMA                  3/01 at 102          AAA       3,532,288
                 and FNMA Collateralized Home Mortgage Revenue Bonds,
                 1991 Series A, 7.350%, 3/01/23 (Alternative Minimum Tax)

        1,045   Housing Finance Authority of Clay County, Florida, Single                   4/07 at 102          Aaa       1,085,034
                 Family Mortgage Revenue Bonds, Series 1997 (Multi-County
                 Program), 5.950%, 10/01/19 (Alternative Minimum Tax)

          545   Housing Finance Authority of Dade County, Florida, Single Family            3/01 at 102          Aaa         556,788
                 Mortgage Revenue Bonds, Series B, 7.250%, 9/01/23
                 (Alternative Minimum Tax)

          335   Housing Finance Authority of Dade County, Florida, Single Family            4/05 at 102          AAA         354,778
                 Mortgage Revenue Bonds, Series 1995, 6.550%, 10/01/27
                 (Alternative Minimum Tax)

        9,045   Florida Housing Finance Agency, Homeowner Mortgage Revenue                  1/06 at 102           AA       9,414,307
                 Bonds, 1995 Series 2 (New Money and Refunding Issue),
                 6.200%, 7/01/27 (Alternative Minimum Tax)

        1,900   Florida Housing Finance Agency, Homeowner Mortgage Revenue                  1/07 at 102           AA       1,983,448
                 Bonds, Series 2 (New Money and Refunding Issue),
                 6.350%, 7/01/28 (Alternative Minimum Tax)

        3,020   Florida Housing Finance Agency, Homeowner Mortgage Revenue                  7/07 at 102          AAA       3,084,719
                 Bonds, 1997 Series 2, 5.900%, 7/01/29 (Alternative Minimum Tax)


                            Nuveen Florida Investment Quality Municipal Fund (NQF) (continued)
                                    Portfolio of INVESTMENTS December 31, 2000 (Unaudited)
   PRINCIPAL                                                                              OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY (continued)

$       2,100   Housing Finance Authority of Leon County, Florida, Single Family            4/01 at 102          Aaa   $   2,146,746
                 Mortgage Revenue Bonds, 1991 Series A (Multi-County Program),
                 7.300%, 4/01/21 (Alternative Minimum Tax)

        1,825   Housing Finance Authority of Manatee County, Florida, Single               11/05 at 102          Aaa       1,956,564
                 Family Mortgage Revenue Bonds, Series 1994 (Subseries 3),
                 7.600%, 11/01/26 (Alternative Minimum Tax)

        1,800   Housing Finance Authority of Manatee County, Florida, Single                5/06 at 105          Aaa       1,977,732
                 Family Mortgage Revenue Bonds,  Series 1996 (Subseries 1),
                 7.450%, 5/01/27 (Alternative Minimum Tax)

                Housing Finance Authority of Orange County, GNMA Collateralized
                Mortgage Revenue Bonds, 1991 Series A:
        2,060    7.250%, 9/01/11 (Alternative Minimum Tax)                                  3/01 at 103          AAA       2,124,725
        8,435    7.375%, 9/01/24 (Alternative Minimum Tax)                                  3/01 at 103          AAA       8,701,968


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 4.4%

        2,810   Broward County, Florida, General Obligation Public Improvement             No Opt. Call           AA       3,461,667
                 Refunding Bonds, Series 1986, 12.500%, 1/01/04

        2,400   Department of Transportation, State of Florida, Right-of-Way                7/09 at 101          AA+       2,340,792
                 Acquisition and Bridge Construction Bonds (Full Faith
                 and Credit), Series 1999A, 5.000%, 7/01/28

       12,000   Board of Education, State of Florida, State Public Education                6/07 at 101          AA+      10,770,120
                 Capital Outlay Bonds (Full Faith and Credit), 1996 Series B,
                 4.500%, 6/01/27


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 9.6%

       17,315   Dade County, Florida, Special Obligation and Refunding Bonds,              10/06 at 102          AAA      16,821,869
                 Series 1996B, 5.000%, 10/01/35

        5,000   Florida Ports Financing Commission, Revenue Bonds (State                    6/07 at 101          AAA       5,011,850
                 Transportation Trust Fund), Series 1996, 5.375%, 6/01/27
                 (Alternative Minimum Tax)

        5,000   The County of Hernando, Florida, Revenue Bonds (Criminal                   No Opt. Call          AAA       6,553,650
                 Justice Complex Financing Program), 1986 Series, 7.650%, 7/01/16

                Manchester Housing and Redevelopment Authority, New Hampshire,
                Revenue Bonds, 2000 Series B:
        5,140    0.000%, 1/01/21                                                       1/10 at 46 25/32            A       1,494,763
        4,640    0.000%, 1/01/25                                                        1/10 at 35 3/32            A       1,044,325
        5,140    0.000%, 1/01/28                                                        1/10 at 28 9/32            A         955,115

                Tampa Sports Authority, State of Florida, Sales Tax Payment
                Special Purpose Bonds (Tampa Bay Arena Project), Series 1995:
        1,250    5.750%, 10/01/20                                                          No Opt. Call          AAA       1,379,200
        2,585    5.750%, 10/01/25                                                          No Opt. Call          AAA       2,856,373


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 13.8%

        3,500   Dade County, Florida, Aviation Revenue Bonds, Series 1996A,                10/06 at 102          AAA       3,631,425
                 5.750%, 10/01/26 (Alternative Minimum Tax)

       12,000   Director of the State of Nevada, Department of Business                     1/10 at 100          AAA      12,059,520
                 and Industry, Las Vegas Monorail Project Revenue Bonds,
                 1st Tier Series 2000, 5.375%, 1/01/40

       13,500   Greater Orlando Aviation Authority, Florida, Airport Facilities            10/09 at 101          AAA      13,058,415
                 Revenue Bonds, Series 1999A, 5.125%, 10/01/28
                 (Alternative Minimum Tax)

        2,590   Hillsborough County Aviation Authority, Florida, Tampa                     10/06 at 102          AAA       2,753,740
                 International Airport Revenue Bonds, 1996 Series A,
                 6.000%, 10/01/23 (Alternative Minimum Tax)

        3,500   Hillsborough County Aviation Authority, Florida, Tampa                     10/06 at 102          AAA       3,714,200
                 International Airport Revenue Bonds, 1996 Series B,
                 5.875%, 10/01/23

        1,750   Miami-Dade County Industrial Development Authority,                        10/09 at 101          AAA       1,879,168
                 Industrial Development Revenue Bonds, Florida (Airis
                 Miami II LLC Project at the Miami International Airport),
                 Series 1999, 6.000%, 10/15/25 (Alternative Minimum Tax)

       15,450   Miami International Airport (Hub of the Americas), Miami-                  10/08 at 101          AAA      14,624,507
                 Dade County, Florida, Aviation Revenue Bonds, Series 1998C,
                 5.000%, 10/01/28 (Alternative Minimum Tax)

   PRINCIPAL                                                                              OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                U.S. GUARANTEED - 20.8%

$       7,475   The School Board of Broward County, Florida, Certificates of                7/01 at 102          AAA   $   7,716,966
                 Participation, Series 1991A, 6.500%, 7/01/11
                 (Pre-refunded to 7/01/01)

        3,000   The Cape Canaveral Hospital District, Improvement Revenue                   1/01 at 102          AAA       3,060,450
                 Certificates, Series 1991, 6.875%, 1/01/21 (Pre-refunded to 1/01/01)

       10,000   Charlotte County, Florida, Utility System Revenue Bonds,                   10/01 at 102          AAA      10,419,300
                 Series 1991, 7.000%, 10/01/14 (Pre-refunded to 10/01/01)

        2,395   Dade County, Florida, Special Obligation Bonds (Courthouse                  4/04 at 102        A3***       2,592,396
                 Center Project), Series 1994, 6.300%, 4/01/14
                 (Pre-refunded to 4/01/04)

        7,225   Dade County, Florida, Special Obligation and Refunding Bonds,         10/08 at 48 27/32          AAA       2,510,832
                 Series 1996B, 0.000%, 10/01/20 (Pre-refunded to 10/01/08)

       10,165   Florida Keys Aqueduct Authority, Water Revenue Refunding                    9/01 at 101          AAA      10,451,958
                 Bonds, Series 1991, 6.750%, 9/01/21 (Pre-refunded to 9/01/01)

        6,955   Board of Education, State of Florida, Public Education Capital              6/05 at 101          AAA       7,532,126
                 Outlay Bonds (Full Faith and Credit), 1993 Series F,
                 6.000%, 6/01/20 (Pre-refunded to 6/01/05)

          950   City of Fort Myers, Florida, Improvement Revenue Bonds (Special             7/03 at 100      BBB-***       1,016,158
                 Assessment Geographical Area No. 24 Improvements),
                 Series 1991A, 7.100%, 7/01/06 (Pre-refunded to 7/01/03)

        1,565   City of Green Cove Springs, Florida, Utilities Refunding Revenue           10/01 at 102          AAA       1,627,866
                 Bonds, Series 1991, 6.750%, 10/01/10 (Pre-refunded to 10/01/01)

        3,530   Halifax Hospital Medical Center, Daytona Beach, Florida,                   10/01 at 102          AAA       3,670,706
                 Hospital Revenue Refunding Bonds, 1991 Series A,
                 6.750%, 10/01/06 (Pre-refunded to 10/01/01)

        4,500   Orange County, Florida, Tourist Development Tax Revenue                    10/02 at 100          AAA       4,648,860
                 Bonds, Series B, 6.000%, 10/01/21 (Pre-refunded to 10/01/02)

        1,400   City of Pembroke Pines, Florida, Capital Improvement Revenue               10/04 at 102          AAA       1,516,928
                  Bonds, Series 1995, 6.000%, 10/01/25 (Pre-refunded to 10/01/04)

        4,000   City of St. Petersburg Health Facilities Authority, Florida,               12/01 at 102          AAA       4,175,040
                 Revenue Bonds, Series 1985A (Allegany Health System Loan
                 Program), 7.000%, 12/01/15 (Pre-refunded to 12/01/01)

        3,570   Seminole County, Florida, Water and Sewer Revenue Refunding                10/19 at 100          AAA       4,021,926
                 and Improvement Bonds, Series 1992, 6.000%, 10/01/19
                 (Pre-refunded to 10/01/19)

        4,500   City of Tampa, Florida, Revenue Bonds (The Florida Aquarium                 5/02 at 102       N/R***       4,786,650
                 Project), Series 1992, 7.750%, 5/01/27 (Pre-refunded to 5/01/02)

        2,900   City of Tampa, Florida, Water and Sewer Systems Revenue                    10/02 at 101          AAA       3,022,960
                 Bonds, Series 1992, 6.000%, 10/01/17 (Pre-refunded to 10/01/02)

        5,650   School Board of Volusia County, Florida, Certificates of                    8/01 at 102          AAA       5,852,214
                 Participation (Master Lease Program), Series 1991,
                 6.750%, 8/01/11 (Pre-refunded to 8/01/01)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 9.7%

          435   City of Green Cove Springs, Florida, Utilities Refunding Revenue           10/01 at 102          AAA         451,708
                 Bonds, Series 1991, 6.750%, 10/01/10

        6,500   Jacksonville Electric Authority, Florida, Electric System Revenue          10/03 at 100           AA       6,570,005
                 Bonds, Series 3-C, 5.625%, 10/01/35

        4,250   City of Lakeland, Florida, Energy System Refunding Revenue Bonds,          No Opt. Call          AAA       4,840,325
                 Series 1999C, 6.050%, 10/01/11

                Lee County, Florida, Solid Waste System Revenue Bonds,
                Series 1991A:
        6,500    7.000%, 10/01/05 (Alternative Minimum Tax)                                10/01 at 102          AAA       6,749,210
        4,750    7.000%, 10/01/06 (Alternative Minimum Tax)                                10/01 at 102          AAA       4,932,115

        7,460   Orlando Utilities Commission, Florida, Water and Electric                   4/01 at 100          Aa2       7,305,578
                 Subordinated Revenue Bonds, Series 1989D, 5.000%, 10/01/23

        5,000   Orlando Utilities Commission, Florida, Water and Electric Revenue          No Opt. Call          Aa1       5,639,200
                  Refunding Bonds, Series 1992, 6.000%, 10/01/10


                            Nuveen Florida Investment Quality Municipal Fund (NQF) (continued)
                                    Portfolio of INVESTMENTS December 31, 2000 (Unaudited)
   PRINCIPAL                                                                              OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                WATER AND SEWER - 6.4%

$         835   Florida Keys Aqueduct Authority, Water Revenue Bonds, Series 1991,          9/01 at 101          AAA   $     856,075
                 6.750%, 9/01/21

        2,560   Florida Governmental Utility Authority, Utility Revenue Bonds              10/09 at 101          Aaa       2,496,512
                 (Golden Gate Utility System), Series 1999, 5.000%, 10/01/29

        1,000   City of Jacksonville, Florida, Water and Sewer Revenue Bonds                8/05 at 102          AAA       1,071,360
                 (United Water Florida Project), Series 1995, 6.350%, 8/01/25
                 (Alternative Minimum Tax)

        7,600   Miami-Dade County, Florida, Water and Sewer System Revenue                 10/09 at 101          AAA       7,412,660
                 Bonds, Series 1999A, 5.000%, 10/01/29

                City of North Port, Florida, Utility System Revenue Bonds, Series 2000:
          600    5.125%, 10/01/20 (DD, settling 1/02/01)                                   10/10 at 101          Aaa         604,890
          750    5.000%, 10/01/25 (DD, settling 1/02/01)                                   10/10 at 101          Aaa         735,840
        1,385    5.000%, 10/01/30 (DD, settling 1/02/01)                                   10/10 at 101          Aaa       1,350,347

        6,000   Village of Royal Palm Beach, Florida, Utility System Revenue               10/01 at 102          AAA       6,232,320
                 Refunding Bonds, Series 1991, 6.875%, 10/15/15

        1,680   Seminole County, Florida, Water and Sewer Revenue Refunding                No Opt. Call          AAA       1,892,453
                  and Improvement Bonds, Series 1992, 6.000%, 10/01/19

        1,450   City of Tampa, Florida, Water and Sewer Systems Revenue Bonds,             10/02 at 101          AAA       1,494,037
                  Series 1992, 6.000%, 10/01/17
------------------------------------------------------------------------------------------------------------------------------------
$     383,850   Total Investments (cost $356,827,571) - 99.0%                                                            372,477,521
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.0%                                                                       3,597,300
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $ 376,074,821
                ====================================================================================================================



                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (DD) Security purchased on a delayed delivery basis.

                                 See accompanying notes to financial statements.



                            Nuveen Florida Quality Income Municipal Fund (NUF)

                            Portfolio of
                                       INVESTMENTS December 31, 2000 (Unaudited)


   PRINCIPAL                                                                              OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER CYCLICALS - 2.4%

$      10,000   Industrial Development Authority, Hillsborough County, Florida,             4/10 at 101          N/R   $   8,086,200
                 Exempt Facilities Revenue Bonds (National Gypsum Company -
                 Apollo Beach Project), Series 2000B, 7.125%, 4/01/30
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 2.9%

                Brevard County Educational Facilities Authority, Florida,
                Educational Facilities Refunding and Improvement Revenue Bonds,
                Series 1992:
        2,260    6.750%, 11/01/07                                                          11/02 at 102         BBB-       2,368,322
        4,790    6.875%, 11/01/22                                                          11/02 at 102         BBB-       4,973,696

        2,200   Rhode Island Health and Educational Facilities Corporation,                11/10 at 101           AA       2,208,426
                 Higher Education Facility Revenue Bonds (Roger Williams
                 University Issue), Series 2000, 5.500%, 11/15/30


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 4.6%

        1,000   Alachua County Health Facilities Authority, Florida, Health Facilities     12/02 at 100          AAA       1,016,740
                 Revenue Bonds, Series 1992R (Shands Hospital at the
                 University of Florida Project), 5.750%, 12/01/15

       10,395   City of Jacksonville, Florida, Hospital Revenue Bonds,                      2/02 at 102          AAA      10,825,977
                 Series 1992 (University Medical Center, Inc. Project),
                 6.600%, 2/01/21

        1,500   City of Leesburg, Florida, Hospital Revenue Refunding Bonds                 7/03 at 102            A       1,573,590
                 (Leesburg Regional Medical Center Project), Series 1993A,
                 6.250%, 7/01/09

        1,675   Orange County Health Facilities Authority, Florida, Hospital               11/01 at 102          AAA       1,743,055
                 Revenue Bonds (Adventist Health System/Sunbelt, Inc.),
                 Series 1991-A, 6.875%, 11/15/15


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 9.2%

                Housing Finance Authority of Broward County, Florida,
                Multifamily Housing Revenue Refunding Bonds (Tamarac Pointe
                Apartments Project - GNMA Collateralized), Series 1996:
        1,500    6.250%, 7/01/26                                                            7/06 at 102          AAA       1,575,930
        1,000    6.300%, 1/01/32                                                            7/06 at 102          AAA       1,046,150

        9,600   Housing Finance Authority of Broward County, Florida, Multifamily           6/09 at 102          N/R       8,875,392
                 Housing Revenue Bonds (Pembroke Gardens Project), Series 1999,
                 6.150%, 6/01/39 (Alternative Minimum Tax)

        1,655   Florida Housing Finance Agency, General Mortgage Revenue                    6/02 at 103          AAA       1,722,541
                 Refunding Bonds, 1992 Series A, 6.400%, 6/01/24

        1,000   Florida Housing Finance Agency, Housing Revenue Bonds (Holly               10/05 at 102          AAA       1,029,350
                 Cove Apartment Project), 1995 Series F, 6.150%, 10/01/25
                 (Alternative Minimum Tax)

        3,670   Florida Housing Finance Corporation, Housing Revenue Refunding             12/08 at 102           A+       3,328,396
                 Bonds (Hunters Ridge at Deerwood Apartments), 1998 Series O,
                 5.300%, 12/01/28

        5,790   Florida Housing Finance Corporation, Housing Revenue Bonds                 10/10 at 102          Aaa       5,951,715
                 (Villa de Mallorca Apartments), Series 2000H-1,
                 6.000%, 7/01/33 (Alternative Minimum Tax)

        3,630   Miami-Dade County Housing Finance Authority, Florida, Multifamily           1/11 at 102          AAA       3,714,470
                 Revenue Bonds (Sunset Bay Apartments Project), Series 2000-5A,
                 5.950%, 7/01/30 (Alternative Minimum Tax) (DD, settling 1/02/01)

        3,240   Housing Finance Authority of Pinellas County, Florida, Multifamily          1/08 at 100          AAA       3,262,842
                 Housing Revenue Bonds (Emerald Bay Apartments Projects),
                 Series 1998A, 5.000%, 4/01/28 (Alternative Minimum Tax)
                 (Mandatory put 4/01/08)


                            Nuveen Florida Quality Income Municipal Fund (NUF) (continued)
                                    Portfolio of INVESTMENTS December 31, 2000 (Unaudited)

   PRINCIPAL                                                                              OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 7.6%

$       8,525   Housing Finance Authority of Broward County, Florida, Single             4/09 at 25 1/2          Aaa   $   1,268,009
                 Family Mortgage Revenue Refunding Bonds, Series 2000B,
                 0.000%, 4/01/29 (Alternative Minimum Tax)

          849   Housing Finance Authority of Dade County, Florida, Single Family           12/01 at 102          AAA         873,799
                 Mortgage Revenue Refunding Bonds, 1991 Series D,
                 6.950%, 12/15/12

          340   Housing Finance Authority of Dade County, Florida, Single Family            3/01 at 102          Aaa         347,466
                 Mortgage Revenue Bonds, 1991 Series E, 7.000%, 3/01/24

        1,665   Housing Finance Authority of Dade County, Florida, Single Family            4/05 at 102          AAA       1,763,302
                 Mortgage Revenue Bonds, Series 1995, 6.550%, 10/01/27
                 (Alternative Minimum Tax)

        4,625   Florida Housing Finance Agency, Homeowner Mortgage Revenue                  1/06 at 102           AA       4,813,839
                 Bonds (New Money and Refunding Issue), 1995 Series 2,
                 6.200%, 7/01/27 (Alternative Minimum Tax)

        1,975   Florida Housing Finance Agency, Home Ownership Revenue                     No Opt. Call          AAA       2,222,487
                 Refunding Bonds, 1987 Series G1, 8.595%, 11/01/17

        3,120   Housing Finance Authority of Hillsborough County, Florida,                 10/07 at 102          Aaa       3,020,191
                 Single Family Mortgage Revenue Bonds, Series 1998A,
                 5.300%, 4/01/31 (Alternative Minimum Tax)

        2,675   Housing Finance Authority of Lee County, Florida, Single                    3/07 at 105          Aaa       2,914,172
                 Family Mortgage Revenue Bonds (Multi-County Program),
                 Series 1997A (Subseries 1), 7.200%, 3/01/27
                 (Alternative Minimum Tax)

          750   Housing Authority of Miami-Dade County, Florida, Home Ownership         4/08 at 101 1/2          Aaa         760,658
                 Mortgage Revenue Bonds, Series 1999A-1, 5.550%, 10/01/19
                 (Alternative Minimum Tax)

        2,960   Housing Finance Authority of Orange County, Florida, Single                 4/06 at 102          AAA       3,071,118
                 Family Mortgage Revenue Bonds (GNMA and Fannie Mae
                 Mortgage-Backed Securities Program), Series 1996A,
                 6.300%, 4/01/28 (Alternative Minimum Tax)

        4,175   Housing Finance Authority of Orange County, Florida, Single                 9/07 at 102          AAA       4,190,364
                 Family Mortgage Revenue Bonds (GNMA and Fannie Mae
                 Mortgage-Backed Securities Program), Series 1997B,
                 5.100%, 9/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.8%

        7,285   City of Atlantic Beach, Florida, Health Care Facilities Revenue            10/09 at 101            A       7,374,606
                 Refunding Bonds (Fleet Landing Project), Series 1999,
                 5.750%, 10/01/18

                Jacksonville Health Facilities Authority, Florida, Industrial
                Development Revenue Bonds (National Benevolent Association -
                Cypress Village Florida Project), Series 2000A:
          500    7.050%, 3/01/24                                                            3/10 at 101         Baa2         495,540
        1,250    7.100%, 3/01/30                                                            3/10 at 101         Baa2       1,234,663


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 7.7%

        2,150   Alachua County Library District, Florida, General Obligation                8/01 at 102          AAA       2,221,079
                 Refunding Bonds, Series 1991, 6.600%, 8/01/10

        5,000   Board of Education, State of Florida, Public Education Capital              6/01 at 100          AA+       5,004,100
                 Outlay Refunding Bonds (Full Faith and Credit), 1989 Series A,
                 6.000%, 6/01/25

       10,000   Board of Education, State of Florida, Public Education Capital              6/08 at 101          AA+       9,051,700
                 Outlay Refunding Bonds (Full Faith and Credit), 1998 Series D,
                 4.500%, 6/01/24

       10,000   Board of Education, State of Florida, Public Education Capital              6/09 at 101          AAA       9,116,300
                 Outlay Refunding Bonds (Full Faith and Credit), 1999 Series A,
                 4.500%, 6/01/23


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 5.4%

        3,000   Dade County, Florida, Special Obligation and Refunding Bonds,              10/06 at 102          AAA       2,914,560
                 Series 1996B, 5.000%, 10/01/35

        2,000   The Department of Corrections, State of Florida, Certificates               3/04 at 102           A+       2,103,200
                 of Participation, Series 1994, 6.000%, 3/01/14

                Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
        1,040    0.000%, 11/01/25                                                          No Opt. Call          AAA         277,857
        1,590    0.000%, 11/01/26                                                          No Opt. Call          AAA         401,793


   PRINCIPAL                                                                              OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/LIMITED (continued)

$       3,170   City of Jacksonville, Florida, Excise Taxes Revenue Bonds,                 No Opt. Call          AAA   $   1,474,526
                 Series 1993, 0.000%, 10/01/15 (Alternative Minimum Tax)

        2,475   Northern Palm Beach County Improvement District, Florida,                   8/10 at 102           AA       2,709,284
                 Water Control and Improvement Bonds (Unit of Development
                 No. 19), Series 2000, 6.100%, 8/01/21

        2,000   City of Opa-Locka, Florida, Capital Improvement Revenue Bonds,              1/04 at 102          AAA       2,107,740
                 Series 1994, 6.125%, 1/01/24

        5,500   City of St. Petersburg, Florida, Public Improvement Refunding               2/02 at 102          AAA       5,719,175
                 Revenue Bonds, Series 1992, 6.375%, 2/01/12


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 19.0%

       12,000   Dade County, Florida, Aviation Revenue Bonds, Series 1996A,                10/06 at 102          AAA      12,450,600
                 5.750%, 10/01/26 (Alternative Minimum Tax)

        1,500   Dade County, Florida, Aviation Revenue Bonds, Series 1995B,                10/05 at 102          AAA       1,593,270
                 6.000%, 10/01/24 (Alternative Minimum Tax)

       15,000   Dallas-Fort Worth International Airport, Texas, Joint Revenue              11/09 at 100          AAA      15,901,050
                 Bonds, Series 2000A, 6.125%, 11/01/35 (Alternative Minimum Tax)

        8,540   Greater Orlando Aviation Authority, Florida, Airport Facilities            10/02 at 102          AAA       8,983,141
                 Revenue Bonds, Series 1992A, 6.500%, 10/01/12
                 (Alternative Minimum Tax)

        3,500   Greater Orlando Aviation Authority, Florida, Airport Facilities            10/07 at 101          AAA       3,479,000
                 Revenue Bonds, Series 1997, 5.250%, 10/01/23
                 (Alternative Minimum Tax)

        4,000   Greater Orlando Aviation Authority, Florida, Airport Facilities            10/09 at 101          AAA       3,869,160
                 Revenue Bonds, Series 1999A, 5.125%, 10/01/28
                 (Alternative Minimum Tax)

        7,500   Miami International Airport (Hub of the Americas), Miami-                  10/08 at 101          AAA       7,173,000
                 Dade County, Florida, Aviation Revenue Bonds, Series 1998A,
                 5.000%, 10/01/24 (Alternative Minimum Tax)

        7,065   Miami International Airport (Hub of the Americas), Miami-Dade              10/08 at 101          AAA       6,772,650
                 County, Florida, Aviation Revenue Bonds, Series 1998C,
                 5.000%, 10/01/23 (Alternative Minimum Tax)

        2,500   Palm Beach County, Florida, Airport System Revenue Refunding               10/02 at 102          AAA       2,628,875
                 Bonds, Series 1992, 6.375%, 10/01/14


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 21.3%

        1,500   Bradford County Health Facilities Authority, Health Facilities             No Opt. Call          AAA       1,669,695
                 Revenue Refunding Bonds (SantaFe HealthCare Facilities Project),
                 Series 1993, 6.050%, 11/15/16

        3,490   Charlotte County, Florida, Utility System Revenue Bonds,                   10/01 at 102          AAA       3,633,265
                 Series 1991, 6.875%, 10/01/21 (Pre-refunded to 10/01/01)

        7,000   Dade County Health Facilities Authority, Hospital Revenue                   8/02 at 102          AAA       7,397,670
                 Refunding Bonds (North Shore Medical Center Project),
                 Series 1992, 6.500%, 8/15/15 (Pre-refunded to 8/15/02)

        2,205   City of Dunedin, Florida, Hospital Revenue Bonds (Mease Health             11/01 at 102          AAA       2,299,639
                 Care), Series 1991, 6.750%, 11/15/21 (Pre-refunded to 11/15/01)

        1,000   Division of Bond Finance of the Department of General Services,             7/02 at 101       AA+***       1,045,770
                 State of Florida, Pollution Control Bonds (Full Faith and Credit),
                 Series Y, 6.600%, 7/01/17 (Pre-refunded to 7/01/02)

        4,750   City of Hollywood, Florida, Water and Sewer Revenue Bonds,                 10/01 at 102          AAA       4,944,988
                 Series 1991, 6.875%, 10/01/21 (Pre-refunded to 10/01/01)

        2,750   Kissimmee Utility Authority, Florida, Electric System Improvement          10/01 at 102          AAA       2,855,408
                 and Refunding Revenue Bonds, Series 1991, 6.500%, 10/01/17
                 (Pre-refunded to 10/01/01)

        2,500   City of Leesburg, Florida, Capital Improvement Hospital Revenue             7/02 at 102         A***       2,671,250
                 Bonds (Leesburg Regional Medical Center Project), Series 1991A,
                 7.500%, 7/01/21 (Pre-refunded to 7/01/02)

                            Nuveen Florida Quality Income Municipal Fund (NUF) (continued)
                                    Portfolio of INVESTMENTS December 31, 2000 (Unaudited)
   PRINCIPAL                                                                              OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (continued)

                Orange County, Florida, Tourist Development Tax Revenue Bonds,
                Series B:
$       3,000    6.500%, 10/01/19 (Pre-refunded to 10/01/02)                               10/02 at 102          AAA   $   3,178,770
        7,490    6.000%, 10/01/21 (Pre-refunded to 10/01/02)                               10/02 at 100          AAA       7,737,769

        7,375   Orlando Utilities Commission, Florida, Water and Electric                  10/01 at 102          Aaa       7,657,684
                 Subordinated Revenue Bonds, Series 1991A, 6.500%, 10/01/20
                 (Pre-refunded to 10/01/01)

       11,000   Reedy Creek Improvement District, Orange and Osceola Counties,             10/01 at 101          AAA      11,314,820
                 Florida, Utilities Revenue Bonds, Series 1991-1, 6.500%, 10/01/16
                 (Pre-refunded to 10/01/01)

        5,000   City of St. Petersburg Health Facilities Authority, Florida, Revenue       12/01 at 102          AAA       5,218,800
                 Bonds (Allegany Health System Loan Program), Series 1985A,
                 7.000%, 12/01/15 (Pre-refunded to 12/01/01)

        2,300   Sarasota County, Florida, Utility System Revenue Bonds,                    10/04 at 102          AAA       2,531,771
                 Series 1994, 6.500%, 10/01/22 (Pre-refunded to 10/01/04)

        2,000   The School Board of Seminole County, Florida, Certificates                  7/04 at 102          AAA       2,167,400
                 of Participation, Series 1994A, 6.125%, 7/01/19
                 (Pre-refunded to 7/01/04)

        1,000   City of Stuart, Florida, Public Utilities Revenue Improvement              10/03 at 100          AAA       1,070,430
                 Bonds, Series 1994, 6.800%, 10/01/24 (Pre-refunded to 10/01/03)

        3,000   City of Tampa, Florida, Revenue Bonds (The Florida Aquarium                 5/02 at 102       N/R***       3,191,100
                 Project), Series 1992, 7.750%, 5/01/27 (Pre-refunded to 5/01/02)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 10.9%

       10,000   Citrus County, Florida, Pollution Control Refunding Revenue                 1/02 at 102           A1      10,386,300
                 Bonds (Florida Power Corporation Crystal River Power Plant
                 Project), Series 1992A, 6.625%, 1/01/27

        5,830   Hillsborough County Industrial Development Authority, Florida,              8/01 at 103          Aa3       6,101,328
                 Pollution Control Revenue Bonds (Tampa Electric Company
                 Project), Series 1991, 7.875%, 8/01/21

        9,800   Hillsborough County Industrial Development Authority,                       5/02 at 103          Aa3      10,437,784
                 Pollution Control Revenue Refunding Bonds (Tampa Electric
                 Company Project), Series 1992, 8.000%, 5/01/22

        3,000   Jacksonville Electric Authority, Florida, Electric System Revenue          10/03 at 100          AA-       3,068,280
                 Bonds (Subordinate Lien), Series 2000D, 5.375%, 10/01/11

        3,035   City of Lakeland, Florida, Electric and Water Refunding Revenue            10/09 at 101          AAA       2,945,741
                 Bonds, Series 1999A, 5.000%, 10/01/36

        3,000   Orlando Utilities Commission, Florida, Water and Electric                  10/02 at 100          Aa2       3,016,050
                 Subordinated Revenue Bonds, Series 1992A, 5.500%, 10/01/27


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 3.6%

        5,000   Town of Davie, Florida, Water and Sewer Improvement and                    10/02 at 102          AAA       5,225,600
                 Refunding Revenue Bonds, Series 1992, 6.250%, 10/01/17

        5,300   Miami-Dade County, Florida, Water and Sewer System                         10/09 at 101          AAA       5,169,350
                 Revenue Bonds, Series 1999A, 5.000%, 10/01/29

        1,500   Peace River/Manasota Regional Water Supply Authority,                      10/08 at 101          AAA       1,464,240
                 Florida, Revenue Bonds (Peace River Option Project),
                 Series 1998A, 5.000%, 10/01/28
------------------------------------------------------------------------------------------------------------------------------------
$     328,954   Total Investments (cost $312,755,294) - 97.4%                                                            322,005,968
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.6%                                                                       8,471,414
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $ 330,477,382
                ====================================================================================================================

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (DD) Security purchased on a delayed delivery basis.

                                 See accompanying notes to financial statements.


                            Nuveen Insured Florida Premium Income Municipal Fund (NFL)

                            Portfolio of
                                       INVESTMENTS December 31, 2000 (Unaudited)


   PRINCIPAL                                                                              OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                EDUCATION AND CIVIC ORGANIZATIONS - 1.7%

$       5,325   Escambia County Housing Finance Authority, Dormitory Revenue                6/09 at 101          AAA   $   5,627,247
                 Bonds (University of West Florida Foundation, Inc. Project),
                 Series 1999, 5.750%, 6/01/31


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 7.2%

        2,500   Alachua County Health Facilities Authority, Florida, Health Facilities     12/02 at 100          AAA       2,541,850
                 Revenue Bonds, Series 1992R (Shands Hospital at the University
                 of Florida Project), 5.750%, 12/01/15

        2,000   Brevard County Health Facilities Authority, Hospital Revenue               10/06 at 101          AAA       2,095,840
                 Bonds (Holmes Regional Medical Center Project), Series 1996,
                 5.625%, 10/01/14

        2,500   Hillsborough County Industrial Development Authority,                      No Opt. Call          AAA       2,996,825
                 Florida, Industrial Development Revenue Bonds (University
                 Community Hospital), Series 1994, 6.500%, 8/15/19

        5,000   Hospital Board of Directors of Lee County, Florida, Fixed Rate              4/07 at 102          AAA       5,252,400
                 Hospital Revenue Bonds (Lee Memorial Health System),
                 1997 Series A, 5.750%, 4/01/22

        5,000   North Broward Hospital District, Florida, Refunding and                     1/07 at 101          AAA       5,055,150
                 Improvement Revenue Bonds, Series 1997, 5.375%, 1/15/24

        5,640   Polk County Industrial Development Authority, Industrial                    9/02 at 103          AAA       5,961,931
                 Development Variable Rate Revenue Bonds (Winter Haven
                 Hospital Project), 1985 Series 2, 6.250%, 9/01/15


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 11.0%

          990   Housing Finance Authority of Broward County, Florida, Multifamily           6/07 at 102          AAA       1,012,919
                 Housing Revenue Refunding Bonds (Pompano Oaks Apartments
                 Project - GNMA Collateralized), Series 1997, 6.000%, 12/01/27
                 (Alternative Minimum Tax)

                Housing Finance Authority of Collier County, Florida,
                Multifamily Housing Revenue Refunding Bonds (Saxon Manor Isles
                Project), Series 1998A (Subseries 1):
        1,040    5.350%, 9/01/18 (Alternative Minimum Tax)                                  3/08 at 101          AAA       1,037,088
        1,400    5.400%, 9/01/23 (Alternative Minimum Tax)                                  3/08 at 101          AAA       1,379,014

                Housing Finance Authority of Collier County, Florida,
                Multifamily Housing Revenue Bonds (Saxon Manor Isles Project),
                Series 1998B:
        1,260    5.350%, 9/01/18 (Alternative Minimum Tax)                                  3/08 at 101          AAA       1,256,472
        1,000    5.400%, 9/01/23 (Alternative Minimum Tax)                                  3/08 at 101          AAA         985,010

                Housing Finance Authority of Dade County, Florida, Multifamily
                Mortgage Revenue Bonds (Siesta Pointe Apartments Project), 1997
                Series A:
        1,230    5.650%, 9/01/17 (Alternative Minimum Tax)                                  9/07 at 101          AAA       1,252,398
        1,890    5.750%, 9/01/29 (Alternative Minimum Tax)                                  9/07 at 101          AAA       1,912,019

        1,400   Florida Housing Finance Agency, Housing Revenue Bonds                       4/07 at 102          AAA       1,449,714
                 (Riverfront Apartments Project), 1997 Series A,
                 6.250%, 4/01/37 (Alternative Minimum Tax)

        1,590   Florida Housing Finance Agency, Housing Revenue Bonds                      12/05 at 102          AAA       1,637,398
                 (Williamsburg Village Apartments Project), 1995 Series E,
                 6.100%, 12/01/20 (Alternative Minimum Tax)

        1,000   Florida Housing Finance Agency, Housing Revenue Bonds                       5/06 at 102          AAA       1,041,370
                 (Turtle Creek Apartments Project), 1996 Series C1,
                 6.100%, 5/01/16 (Alternative Minimum Tax)

                Florida Housing Finance Agency, Housing Revenue Bonds (Sterling
                Palms Apartments Project), 1996 Series D-1:
        1,000    6.300%, 12/01/16 (Alternative Minimum Tax)                                 6/06 at 102          AAA       1,052,890
        1,500    6.400%, 12/01/26 (Alternative Minimum Tax)                                 6/06 at 102          AAA       1,570,125

          750   Florida Housing Finance Agency, Housing Revenue Bonds                      12/06 at 102          AAA         772,725
                 (The Crossings at Indian Run Apartments Project),
                 1996 Series V, 6.100%, 12/01/26 (Alternative Minimum Tax)

        2,535   Florida Housing Finance Corporation, GNMA Collateralized                    9/10 at 102          AAA       2,592,595
                 Housing Revenue Bonds (Raintree Apartments), 2000 Series J-1,
                 5.950%, 3/01/35 (Alternative Minimum Tax)


                            Nuveen Insured Florida Premium Income Municipal Fund (NFL) (continued)
                                    Portfolio of INVESTMENTS December 31, 2000 (Unaudited)
   PRINCIPAL                                                                              OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

$       2,105   Florida Housing Finance Corporation, GNMA Collateralized                   12/10 at 102          AAA   $   2,164,487
                 Housing Revenue Bonds (Cobblestone Apartments), 2000 Series K-1,
                 6.000%, 12/01/33 (Alternative Minimum Tax)

                Florida Housing Finance Corporation, Housing Revenue Bonds
                (Augustine Club Apartments), 2000 Series D-1:
        1,500    5.500%, 10/01/20                                                          10/10 at 102          Aaa       1,518,000
        4,750    5.750%, 10/01/30                                                          10/10 at 102          Aaa       4,872,028

        3,605   City of Jacksonville, Florida, Housing Revenue Refunding                    9/03 at 102          AAA       3,642,312
                 Bonds (GNMA Collateralized-Windermere Manor Apartments
                 Project), Series 1993A, 5.875%, 3/20/28

        5,240   Nevada Housing Division, Multi-Unit Housing Revenue                         4/10 at 100          AAA       5,387,244
                 Bonds (Whispering Palms Project), 2000 Series A,
                 6.300%, 4/01/32 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 4.9%

        3,160   Housing Finance Authority of Broward County, Florida, Single                4/09 at 101          Aaa       3,080,273
                 Family Mortgage Revenue Refunding Bonds, Series 1999B,
                 5.250%, 4/01/31 (Alternative Minimum Tax)

        3,860   Housing Finance Authority of Duval County, Single Family                   10/04 at 102          Aaa       4,029,415
                 Mortgage Revenue Bonds (GNMA Mortgage-Backed
                 Securities Program), Series 1994, 6.700%, 10/01/26
                 (Alternative Minimum Tax)

        1,885   Escambia County Housing Finance Authority, Florida,                         4/02 at 102          Aaa       1,948,336
                 Single Family Mortgage Revenue Bonds (Multi-County Program),
                 Series 1992A, 6.900%, 4/01/20 (Alternative Minimum Tax)

        4,420   Escambia County Housing Finance Authority, Florida, Single                  4/08 at 102          Aaa       4,202,536
                 Family Mortgage Revenue Bonds (Multi-County Program),
                 Series 1999, 5.200%, 4/01/32 (Alternative Minimum Tax)

       16,215   Florida Housing Finance Corporation, Homeowner Mortgage                1/10 at 24 21/32          AAA       2,242,535
                 Revenue Bonds, 2000 Series 4, 0.000%, 7/01/30
                 (Alternative Minimum Tax)

        4,480   Florida Housing Finance Corporation, Homeowner Mortgage                 1/09 at 31 9/32          AAA         767,424
                 Revenue Bonds, 1999 Series 2,  0.000%, 7/01/30
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 1.4%

        2,000   Dade County, Florida, General Obligation Bonds (Parks                      11/07 at 102          AAA       2,005,500
                 Program), Series 1997, 5.125%, 11/01/22

        2,900   Board of Education, State of Florida, State Public Education                6/08 at 101          AAA       2,597,646
                 Capital Outlay Bonds (Full Faith and Credit), 1997 Series B,
                 4.500%, 6/01/28


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 22.8%

        4,835   Cape Coral, Florida, Capital Improvement Revenue Bonds,                    10/09 at 101          Aaa       4,961,774
                 Series 1999, 5.375%, 10/01/24

        2,750   Dade County, Florida, Special Obligation and Refunding Bonds,              10/06 at 102          AAA       2,671,680
                 Series 1996B, 5.000%, 10/01/35

        2,230   Florida Ports Financing Commission, Revenue Bonds (State                   10/09 at 101          AAA       2,274,266
                 Transportation Trust Fund - Intermodal Program), Series 1999,
                 5.500%, 10/01/23 (Alternative Minimum Tax)

        4,500   Department of Environmental Protection, State of Florida,                   7/05 at 101          AAA       4,785,660
                 Preservation 2000 Revenue Bonds, Series 1995A, 5.750%, 7/01/11

                Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
        3,365    5.375%, 11/01/25                                                          11/10 at 101          AAA       3,431,257
        3,345    5.375%, 11/01/30                                                          11/10 at 101          AAA       3,402,501

                City of Gulf Breeze, Florida, Local Government Loan Program
                Revenue Bonds, Remarketed Series 1985B:
        1,080    5.900%, 12/01/15 (Mandatory put 12/01/10)                                 12/06 at 101          AAA       1,153,494
        1,020    5.900%, 12/01/15 (Mandatory put 12/01/10)                                 12/06 at 101          AAA       1,097,071

        8,500   City of Gulf Breeze, Florida, Capital Funding Revenue Bonds,                6/08 at 100          AAA       7,608,775
                 Series 1997B, 4.500%, 10/01/27

        1,500   City of Gulf Breeze, Florida, Local Government Loan Program                12/10 at 101          AAA       1,557,000
                 Revenue Bonds, Series 1985E, 5.750%, 12/01/19
                 (Optional put 12/01/19)

        1,400   Hernando County, Florida, Capital Improvement Refunding Revenue             2/03 at 102          AAA       1,454,698
                 Bonds, Series 1993, 5.750%, 2/01/14

        1,025   Jacksonville, Florida, Sales Tax Revenue Bonds (River City                 10/05 at 101          AAA       1,080,494
                 Renaissance Project), Series 1995, 5.500%, 10/01/10



   PRINCIPAL                                                                              OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/LIMITED (continued)

$       5,000   The School Board of Miami-Dade County, Florida, Certificates of             8/08 at 101          AAA   $   4,892,450
                 Participation (Refunding), Series 1998C, 5.000%, 8/01/25

       23,000   Miami-Dade County, Florida, Subordinate Special Obligation Bonds,      4/08 at 49 17/32          AAA       7,346,430
                 Series 1997B, 0.000%, 10/01/21

        1,000   City of Opa-Locka, Florida, Capital Improvement Revenue Bonds,              1/04 at 102          AAA       1,088,670
                 Series 1994, 7.000%, 1/01/14

        4,770   School Board of Orange County, Florida, Certificates of                     8/07 at 101          Aaa       4,840,978
                 Participation (Master Lease Program), Series 1997A,
                 5.375%, 8/01/22

        5,010   Orange County, Florida, Tourist Development Tax Revenue Bonds,             10/02 at 102          AAA       5,257,795
                 Series 1992A, 6.250%, 10/01/13

        6,500   Palm Beach County, Florida, Administrative Complex Revenue                 No Opt. Call          AAA       6,943,625
                 Refunding Bonds, Series 1993, 5.250%, 6/01/11

                Palm Beach County, Florida, Criminal Justice Facilities Revenue
                Refunding Bonds, Series 1993:
        2,500    5.375%, 6/01/08                                                           No Opt. Call          AAA       2,678,150
        4,000    5.375%, 6/01/10                                                           No Opt. Call          AAA       4,306,000

        2,335   Pasco County, Florida, Gas Tax Refunding Revenue Bonds,                     8/02 at 102          AAA       2,418,850
                 Series 1992, 5.750%, 8/01/13


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 19.3%

        3,000   Dade County, Florida, Aviation Revenue Refunding Bonds,                    10/03 at 102          AAA       3,132,570
                  Series Y, 5.500%, 10/01/11

                Dade County, Florida, Seaport Revenue Refunding Bonds, Series 1995:
        1,000    6.200%, 10/01/05                                                          No Opt. Call          AAA       1,087,800
        1,100    5.750%, 10/01/15                                                          10/05 at 102          AAA       1,160,566

       15,000   Dallas-Fort Worth International Airport, Texas, Joint Revenue              11/09 at 100          AAA      15,901,050
                 Bonds, Series 2000A, 6.125%, 11/01/35 (Alternative Minimum Tax)

        5,000   Director of the State of Nevada, Department of Business                    No Opt. Call          AAA       1,225,700
                 and Industry, Las Vegas Monorail Project Revenue Bonds,
                 1st Tier Series 2000, 0.000%, 1/01/27

        2,000   Greater Orlando Aviation Authority, Florida, Airport Facilities            10/02 at 102          AAA       2,088,880
                 Revenue Bonds, Series 1992A, 6.375%, 10/01/21
                 (Alternative Minimum Tax)

                Greater Orlando Aviation Authority, Florida, Airport Facilities
                Revenue Bonds, Series 1997:
        1,000    5.125%, 10/01/17 (Alternative Minimum Tax)                                10/07 at 101          AAA         991,050
        4,795    5.250%, 10/01/23 (Alternative Minimum Tax)                                10/07 at 101          AAA       4,766,230

       11,000   Greater Orlando Aviation Authority, Florida, Airport Facilities            10/09 at 101          AAA      10,640,190
                 Revenue Bonds, Series 1999A, 5.125%, 10/01/28
                 (Alternative Minimum Tax)

        2,350   Jacksonville Port Authority, Airport Revenue Refunding Bonds,              10/03 at 102          AAA       2,355,194
                 Series 1993, 5.250%, 10/01/17 (Alternative Minimum Tax)

        3,800   Jacksonville Port Authority, Port Facilities Revenue Refunding             11/06 at 102          AAA       3,911,226
                 Bonds, Series 1996, 5.625%, 11/01/18 (Alternative Minimum Tax)

       15,025   Lee County, Florida, Airport Revenue Bonds, Series 2000A,                  10/10 at 101          AAA      16,165,999
                 6.000%, 10/01/32 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 16.9%

        3,750   Broward County Health Facilities Authority, Florida, Hospital               6/03 at 102          AAA       4,089,000
                 Revenue Bonds (Holy Cross Hospital, Inc.), Series 1993,
                 5.850%, 6/01/12

        2,700   City of Cocoa, Florida, Water and Sewer System Improvement                 10/07 at 101          AAA       2,977,938
                 Revenue Bonds, Series 1997, 5.875%, 10/01/26
                 (Pre-refunded to 10/01/07)

        3,000   Florida Municipal Power Agency, All-Requirements Power Supply              10/02 at 102          AAA       3,166,200
                 Project Revenue Bonds, Series 1992, 6.250%, 10/01/21
                 (Pre-refunded to 10/01/02)

        3,995   Department of Transportation, State of Florida, Turnpike Revenue            7/02 at 101          AAA       4,166,985
                 Bonds, Series 1992A, 6.350%, 7/01/22 (Pre-refunded to 7/01/02)

          990   Orange County, Florida, Tourist Development Tax Revenue Bonds,             10/02 at 102          AAA       1,035,015
                 Series 1992A, 6.250%, 10/01/13

          930   Orange County, Florida, Water Utilities System Revenue Bonds,               4/02 at 102          AAA         972,706
                 Series 1992, 6.250%, 10/01/17 (Pre-refunded to 4/01/02)


                            Nuveen Insured Florida Premium Income Municipal Fund (NFL) (continued)
                                    Portfolio of INVESTMENTS December 31, 2000 (Unaudited)

   PRINCIPAL                                                                              OPTIONAL CALL                       MARKET
 AMOUNT (000)   DESCRIPTION                                                                 PROVISIONS*    RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                U.S. GUARANTEED (continued)

                City of Palm Bay, Florida, Utility System Refunding Revenue
                Bonds (Palm Bay Utility Corporation Project), Series 1994:
$       1,000    6.200%, 10/01/17 (Pre-refunded to 10/01/02)                               10/02 at 102          AAA   $   1,055,080
        3,295    6.200%, 10/01/22 (Pre-refunded to 10/01/02)                               10/02 at 102          AAA       3,476,489

        1,000   City of Port St. Lucie, Florida, Utility System Revenue Bonds,              9/04 at 100          AAA       1,064,970
                 Series 1994, 6.000%, 9/01/24 (Pre-refunded to 9/01/04)

                St. Lucie County, Florida, Utility System Refunding and Revenue
                Bonds, Series 1993:
        5,000    5.500%, 10/01/15                                                          10/03 at 102          AAA       5,391,400
        1,200    5.500%, 10/01/21                                                          10/03 at 102          AAA       1,272,840

        7,855   Seminole County, Florida, Water and Sewer Revenue Refunding                10/19 at 100          AAA       8,849,364
                 and Improvement Bonds, Series 1992, 6.000%, 10/01/19
                 (Pre-refunded to 10/01/19)

                City of Sunrise, Florida, Utility System Revenue Bonds, Series 1996A:
        6,900    5.750%, 10/01/16 (Pre-refunded to 10/01/06)                               10/06 at 101          AAA       7,508,511
        8,700    5.750%, 10/01/21 (Pre-refunded to 10/01/06)                               10/06 at 101          AAA       9,467,253

        1,500   City of Tampa, Florida, Allegany Health System Revenue                     12/03 at 102          AAA       1,495,920
                 Bonds (St. Josephs Hospital, Inc. Issue), Series 1993,
                 5.125%, 12/01/23


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 5.0%

        1,250   Florida Municipal Power Agency, St. Lucie Project Refunding                10/02 at 102          AAA       1,257,288
                 Revenue Bonds, Series 1992, 5.250%, 10/01/21

        1,500   Florida Municipal Power Agency, Tri-City Project Refunding                 10/03 at 100          AAA       1,517,610
                 Revenue Bonds, Series 1992, 5.500%, 10/01/19

        3,525   Solid Waste Authority of Palm Beach County, Refunding                      No Opt. Call          AAA       3,937,672
                 Revenue Bonds, Series 1997A, 6.000%, 10/01/09

       10,000   Reedy Creek Improvement District, Florida, Utilities Revenue                4/04 at 101          AAA       9,981,100
                 Improvement and Refunding Bonds, Series 1994-1,
                 5.000%, 10/01/19


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 8.6%

        1,000   City of Cocoa, Florida, Water and Sewer System Refunding                   10/03 at 100          AAA         979,300
                 Revenue Bonds, Series 1993A, 5.000%, 10/01/23

        3,000   City of Cocoa, Florida, Water and Sewer System Improvement                 10/09 at 101          AAA       2,701,620
                 Revenue Bonds, Series 1999, 4.500%, 10/01/26

        4,000   Florida Governmental Utility Authority, Utility Revenue Bonds               7/09 at 101          Aaa       3,901,480
                 (Golden Gate Utility System), Series 1999, 5.000%, 7/01/29

        2,000   Hillsborough County, Florida, Refunding Utility Revenue                     8/01 at 102          AAA       2,066,400
                 Bonds, Series 1991A, 6.625%, 8/01/11

        8,000   Indian River County, Florida, Water and Sewer Revenue Bonds,                9/08 at 102          AAA       8,050,640
                 Series 1993A, 5.250%, 9/01/24

        2,000   Indian Trail Water Control District, Water Control and Improvement          8/07 at 101          AAA       2,056,700
                 Bonds (Unit of Development No. 17), Series 1996, 5.500%, 8/01/22

        1,070   Orange County, Florida, Water Utilities System Revenue Bonds,               4/02 at 102          AAA       1,110,821
                 Series 1992, 6.250%, 10/01/17

        2,250   City of Port Orange, Florida, Water and Sewer Refunding                    10/03 at 101          AAA       2,263,433
                 Junior Lien Revenue Bonds, Series 1993, 5.250%, 10/01/21

        3,530   Seminole County, Florida, Water and Sewer Revenue Refunding                No Opt. Call          AAA       3,976,402
                 and Improvement Bonds, Series 1992, 6.000%, 10/01/19

        1,300   City of Sunrise, Florida, Utility System Revenue Refunding                 10/06 at 102          AAA       1,413,524
                 Bonds, Series 1996, 5.800%, 10/01/11
------------------------------------------------------------------------------------------------------------------------------------
$     353,645   Total Investments (cost $307,868,040) - 98.8%                                                            326,822,450
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.2%                                                                       4,008,918
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                      $ 330,831,368
                ====================================================================================================================

                         All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or
                         Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S.
                         Government agency securities, any of which ensure the timely payment of principal and interest.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                                 See accompanying notes to financial statements.


Statement of
      NET ASSETS December 31, 2000 (Unaudited)
                                                                                     FLORIDA             FLORIDA     INSURED FLORIDA
                                                                          INVESTMENT QUALITY      QUALITY INCOME      PREMIUM INCOME
                                                                                       (NQF)               (NUF)               (NFL)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in municipal securities, at market value                            $372,477,521        $322,005,968        $326,822,450
Cash                                                                                     919           4,823,972                 790
Receivables:
   Interest                                                                        6,077,400           4,994,178           4,355,132
   Investments sold                                                                  561,248           2,700,000               2,984
Other assets                                                                           9,114              24,485               6,325
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                               379,126,202         334,548,603         331,187,681
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                                  2,580,234           3,648,599                  --
Accrued expenses:
   Management fees                                                                   202,036             178,375             177,544
   Other                                                                             214,106             193,898             150,771
Preferred share dividends payable                                                     55,005              50,349              27,998
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                            3,051,381           4,071,221             356,313
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                      $376,074,821        $330,477,382        $330,831,368
====================================================================================================================================
Preferred shares, at liquidation value                                          $132,000,000        $117,000,000        $111,000,000
====================================================================================================================================
Preferred shares outstanding                                                           5,280               4,680               4,440
====================================================================================================================================
Common shares outstanding                                                         16,387,383          14,151,994          14,290,929
====================================================================================================================================
Net asset value per Common share outstanding (net assets less Preferred
   shares at liquidation value, divided by Common shares outstanding)           $      14.89        $      15.08        $      15.38
====================================================================================================================================


                                 See accompanying notes to financial statements.


Statement of
      OPERATIONS Six Months Ended December 31, 2000 (Unaudited)
                                                                                    FLORIDA             FLORIDA     INSURED FLORIDA
                                                                         INVESTMENT QUALITY      QUALITY INCOME      PREMIUM INCOME
                                                                                      (NQF)               (NUF)               (NFL)
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                               $11,359,979         $ 9,818,548         $ 9,179,759
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                   1,187,010           1,050,482           1,033,273
Preferred shares - auction fees                                                     166,356             147,452             139,890
Preferred shares - dividend disbursing agent fees                                    10,081              15,123              10,081
Shareholders' servicing agent fees and expenses                                       5,991               4,772               4,096
Custodian's fees and expenses                                                       143,363             182,241              51,259
Trustees' fees and expenses                                                           1,880               1,696               1,389
Professional fees                                                                    12,443              42,197               5,389
Shareholders' reports - printing and mailing expenses                                31,002              25,230              24,046
Stock exchange listing fees                                                          12,442              12,243              12,243
Investor relations expense                                                           21,539              18,840              17,784
Other expenses                                                                        9,987              11,977              10,412
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                                        1,602,094           1,512,253           1,309,862
    Custodian fee credit                                                            (79,866)           (141,933)            (19,297)
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                      1,522,228           1,370,320           1,290,565
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                             9,837,751           8,448,228           7,889,194
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investment transactions                                      437,960             997,258             721,973
Change in net unrealized appreciation (depreciation) of investments              10,374,220           6,339,003          15,422,710
-----------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                                        10,812,180           7,336,261          16,144,683
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                      $20,649,931         $15,784,489         $24,033,877
===================================================================================================================================

                                 See accompanying notes to financial statements.


Statement of
     CHANGES IN NET ASSETS (Unaudited)
                                                          FLORIDA INVESTMENT QUALITY (NQF)          FLORIDA QUALITY INCOME (NUF)
                                                       -------------------------------------   ------------------------------------
                                                       SIX MONTHS ENDED           YEAR ENDED   SIX MONTHS ENDED          YEAR ENDED
                                                               12/31/00              6/30/00           12/31/00             6/30/00
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                       $ 9,837,751         $ 19,764,424        $ 8,448,228        $ 16,778,247
Net realized gain (loss) from investment transactions           437,960             (981,914)           997,258            (281,731)
Change in net unrealized appreciation (depreciation)
  of investments                                             10,374,220          (10,856,592)         6,339,003         (10,646,387)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                   20,649,931            7,925,918         15,784,489           5,850,129
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From undistributed net investment income:
   Common shareholders                                       (7,278,306)         (15,344,732)        (6,246,571)        (12,870,918)
   Preferred shareholders                                    (2,587,255)          (4,687,633)        (2,272,907)         (4,122,759)
From accumulated net realized gains
from investment transactions:
   Common shareholders                                               --             (457,008)                --                  --
   Preferred shareholders                                            --             (120,480)                --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders    (9,865,561)         (20,609,853)        (8,519,478)        (16,993,677)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued to shareholders
   due to reinvestment of distributions                              --              652,214                 --             136,196
Net proceeds from sale of Preferred shares                           --           21,678,009                 --          11,786,699
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from capital share transactions           --           22,330,223                 --          11,922,895
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                        10,784,370            9,646,288          7,265,011             779,347
Net assets at the beginning of period                       365,290,451          355,644,163        323,212,371         322,433,024
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                            $376,074,821         $365,290,451       $330,477,382        $323,212,371
===================================================================================================================================
Balance of undistributed net investment income
  at the end of period                                     $    247,344         $    272,846       $    268,883        $    334,593
===================================================================================================================================


                                                                                               INSURED FLORIDA PREMIUM INCOME (NFL)
                                                                                               ------------------------------------
                                                                                               SIX MONTHS ENDED          YEAR ENDED
                                                                                                       12/31/00             6/30/00
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                              $ 7,889,194         $ 15,150,965
Net realized gain (loss) from investment transactions                                                  721,973           (1,206,091)
Change in net unrealized appreciation (depreciation) of investments                                 15,422,710           (7,368,863)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                                           24,033,877           6,576,011
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From undistributed net investment income:
   Common shareholders                                                                               (5,590,608)        (11,368,439)
   Preferred shareholders                                                                            (2,203,217)         (4,044,277)
From accumulated net realized gains from investment transactions:
   Common shareholders                                                                                       --                  --
   Preferred shareholders                                                                                    --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                                            (7,793,825)        (15,412,716)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares issued to shareholders
   due to reinvestment of distributions                                                                      --                  --
-----------------------------------------------------------------------------------------------------------------------------------
Net proceeds from sale of Preferred shares                                                                  --                   --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from capital share transactions                                                  --                   --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                                               16,240,052           (8,836,705)
Net assets at the beginning of period                                                              314,591,316          323,428,021
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period                                                                    $330,831,368        $314,591,316
===================================================================================================================================
Balance of undistributed net investment income at the end of period                                $    453,241        $    357,872
===================================================================================================================================

                                 See accompanying notes to financial statements.


Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The state Funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Florida Investment Quality Municipal Fund
(NQF), Nuveen Florida Quality Income Municipal Fund (NUF) and Nuveen Insured Florida Premium Income Municipal Fund (NFL).

Each Fund seeks to provide current income exempt from regular federal income tax by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of Florida. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.


Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.


Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At December 31, 2000, Florida Investment Quality (NQF) and Florida Quality Income
(NUF) had outstanding delayed delivery purchase commitments of $2,580,234 and $3,648,599, respectively. There were no such outstanding purchase commitments in Insured Florida Premium Income (NFL).


Investment Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.


Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds.


Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend and payment is made or reinvestment is credited to shareholder accounts on the first business day after month end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.


Preferred Shares
The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set by the auction agent. The number of shares outstanding, by Series and in total, for each Fund is as follows:

                                                                         INSURED
                                               FLORIDA      FLORIDA      FLORIDA
                                           INVESTMENT       QUALITY      PREMIUM
                                               QUALITY       INCOME       INCOME
                                                 (NQF)        (NUF)        (NFL)
--------------------------------------------------------------------------------
Number of shares:
   Series M                                         --        1,700           --
   Series T                                      3,080           --           --
   Series W                                         --           --        1,640
   Series Th                                        --        1,700        2,800
   Series F                                      2,200        1,280           --
--------------------------------------------------------------------------------
Total                                            5,280        4,680        4,440
================================================================================


Insurance
Insured Florida Premium Income (NFL) invests in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund's shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Fund. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Fund's shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.


Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended December 31, 2000.


Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.


Offering Costs
Costs incurred by Florida Investment Quality (NQF) and Florida Quality Income
(NUF) in connection with their offering of Preferred shares were recorded as a reduction of the proceeds from the sale of shares.


Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.


Audit Guide
In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. It is not anticipated that the adoption of the Guide will have a significant effect on the financial statements.


2. FUND SHARES
Transactions in Common and Preferred shares were as follows:

                                                    FLORIDA                            FLORIDA
                                              INVESTMENT QUALITY (NQF)            QUALITY INCOME (NUF)
                                          ------------------------------    ------------------------------
                                          SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED    YEAR ENDED
                                                  12/31/00       6/30/00            12/31/00       6/30/00
----------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment
   of distributions                                     --        43,053                  --         8,574
==========================================================================================================
Preferred shares sold                                   --           880                  --           480
==========================================================================================================
                                                                                     INSURED FLORIDA
                                                                                   PREMIUM INCOME (NFL)
                                                                            ------------------------------
                                                                            SIX MONTHS ENDED    YEAR ENDED
                                                                                    12/31/00       6/30/00
----------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
   due to reinvestment
   of distributions                                                                       --            --
==========================================================================================================
Preferred shares sold                                                                     --            --
==========================================================================================================


Notes to
     FINANCIAL STATEMENTS (Unaudited) (continued)


3. DISTRIBUTIONS TO COMMON SHAREHOLDERS
The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid February 1, 2001, to shareholders of record on January 15, 2001, as follows:
                                                                         INSURED
                                               FLORIDA     FLORIDA       FLORIDA
                                            INVESTMENT       QUALITY     PREMIUM
                                               QUALITY       INCOME       INCOME
                                                 (NQF)        (NUF)        (NFL)
--------------------------------------------------------------------------------
Dividend per share                             $ .0740      $ .0735      $ .0640
================================================================================


4. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in long-term municipal securities and short-term municipal securities during the six months ended December 31, 2000, were as follows:
                                                                         INSURED
                                              FLORIDA       FLORIDA      FLORIDA
                                            INVESTMENT     QUALITY       PREMIUM
                                               QUALITY       INCOME       INCOME
                                                 (NQF)        (NUF)        (NFL)
--------------------------------------------------------------------------------
Purchases:
   Long-term municipal securities          $41,373,579  $37,313,451  $28,085,008
   Short-term municipal securities                 --           --            --
Sales and maturities:
   Long-term municipal securities           40,068,309   43,473,089   28,707,606
   Short-term municipal securities                  --           --           --
================================================================================


At December 31, 2000, the identified cost of investments owned for federal income tax purposes were as follows:
                                                                         INSURED
                                               FLORIDA      FLORIDA      FLORIDA
                                            INVESTMENT      QUALITY      PREMIUM
                                               QUALITY       INCOME       INCOME
                                                 (NQF)        (NUF)        (NFL)
--------------------------------------------------------------------------------
                                          $357,404,630 $312,963,484 $307,868,040
================================================================================

At June 30, 2000, the Funds' last fiscal year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                         INSURED
                                               FLORIDA      FLORIDA      FLORIDA
                                            INVESTMENT      QUALITY      PREMIUM
                                               QUALITY       INCOME       INCOME
                                                 (NQF)        (NUF)        (NFL)
--------------------------------------------------------------------------------
Expiration year:
   2002                                       $     --     $327,853   $  624,284
   2003                                             --       95,170      555,689
   2004                                             --      142,676      461,823
   2005                                             --           --      261,244
   2006                                             --           --           --
   2007                                             --           --           --
   2008                                        405,072       73,540    1,206,091
--------------------------------------------------------------------------------
Total                                         $405,072     $639,239   $3,109,131
================================================================================

5. UNREALIZED APPRECIATION (DEPRECIATION)
Gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at December 31, 2000, were as follows:

                                                                        INSURED
                                              FLORIDA      FLORIDA      FLORIDA
                                           INVESTMENT      QUALITY      PREMIUM
                                              QUALITY       INCOME       INCOME
                                                (NQF)        (NUF)        (NFL)
--------------------------------------------------------------------------------
Gross unrealized:
   appreciation                           $20,758,489  $12,891,172  $19,706,383
   depreciation                            (5,685,598)  (3,848,688)    (751,973)
--------------------------------------------------------------------------------
Net unrealized appreciation               $15,072,891  $ 9,042,484  $18,954,410
================================================================================


6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets of each Fund as follows:

AVERAGE DAILY NET ASSETS                                          MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                           .6500 of 1%
For the next $125 million                                            .6375 of 1
For the next $250 million                                            .6250 of 1
For the next $500 million                                            .6125 of 1
For the next $1 billion                                              .6000 of 1
For net assets over $2 billion                                       .5875 of 1
================================================================================


The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.


7. COMPOSITION OF NET ASSETS
At December 31, 2000, net assets consisted of:

                                                                                                    INSURED
                                                                        FLORIDA       FLORIDA       FLORIDA
                                                                     INVESTMENT       QUALITY       PREMIUM
                                                                        QUALITY        INCOME        INCOME
                                                                          (NQF)         (NUF)         (NFL)
-----------------------------------------------------------------------------------------------------------
Preferred shares, $25,000 stated value per share,
   at liquidation value                                            $132,000,000  $117,000,000  $111,000,000
Common shares, $.01 par value per share                                 163,874       141,520       142,909
Paid-in surplus                                                     228,557,823   203,666,476   202,659,509
Balance of undistributed net investment income                          247,344       268,883       453,241
Accumulated net realized gain (loss)
  from investment transactions                                        (544,170)       149,829    (2,378,701)
Net unrealized appreciation of investments                          15,649,950      9,250,674    18,954,410
-----------------------------------------------------------------------------------------------------------
Net assets                                                         $376,074,821  $330,477,382  $330,831,368
===========================================================================================================
Authorized shares:
   Common                                                             Unlimited     Unlimited     Unlimited
   Preferred                                                          Unlimited     Unlimited     Unlimited
===========================================================================================================


Financial HIGHLIGHTS (Unaudited)


    Selected data for a Common share outstanding throughout each period:

                                   Investment Operations                                  Less Distributions
                             ----------------------------------    ----------------------------------------------------------------
                                                                          Net           Net
                                                Net                Investment    Investment       Capital     Capital
                                          Realized/                 Income to     Income to      Gains to    Gains to
                 Beginning          Net  Unrealized                    Common     Preferred        Common   Preferred
                 Net Asset   Investment  Investment                    Share-        Share-        Share-      Share-
                     Value       Income  Gain (Loss)       Total      holders       holders+      holders     holders+        Total
====================================================================================================================================
FLORIDA INVESTMENT
QUALITY (NQF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2001(a)             $14.24        $ .60       $ .65        $1.25        $(.44)        $(.16)          $--         $--        $ (.60)
2000                 15.03         1.21        (.71)         .50         (.94)         (.29)         (.03)       (.01)        (1.27)
1999                 15.66         1.16        (.59)         .57         (.96)         (.20)         (.03)       (.01)        (1.20)
1998                 15.55         1.18         .23         1.41         (.99)         (.22)         (.07)       (.02)        (1.30)
1997                 15.25         1.22         .27         1.49         (.97)         (.22)           --          --         (1.19)
1996                 15.45         1.22        (.18)        1.04         (.99)         (.25)           --          --         (1.24)
FLORIDA QUALITY
INCOME (NUF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2001(a)              14.57          .60         .51        1.11          (.44)         (.16)           --          --          (.60)
2000                 15.37         1.19        (.77)        .42          (.91)         (.29)           --          --         (1.20)
1999                 15.96         1.14        (.61)        .53          (.90)         (.22)           --          --         (1.12)
1998                 15.66         1.16         .31        1.47          (.92)         (.25)           --          --         (1.17)
1997                 15.26         1.18         .39        1.57          (.92)         (.25)           --          --         (1.17)
1996                 15.29         1.18          --        1.18          (.93)         (.28)           --          --         (1.21)
INSURED FLORIDA
PREMIUM
INCOME (NFL)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2001(a)              14.25          .55        1.12        1.67          (.39)         (.15)           --          --          (.54)
2000                 14.86         1.06        (.59)        .47          (.80)         (.28)           --          --         (1.08)
1999                 15.49         1.03        (.67)        .36          (.76)         (.23)           --          --          (.99)
1998                 14.70         1.02         .81        1.83          (.78)         (.26)           --          --         (1.04)
1997                 14.10         1.02         .61        1.63          (.78)         (.25)           --          --         (1.03)
1996                 13.89         1.03         .22        1.25          (.78)         (.26)           --          --         (1.04)
====================================================================================================================================

                                                                               Total Returns
                                                                           ---------------------
                            Offering
                           Costs and                                                       Based
                           Preferred         Ending                         Based             on
                               Share            Net            Ending          on            Net
                        Underwriting          Asset            Market      Market          Asset
                           Discounts          Value             Value       Value**        Value**
================================================================================================
FLORIDA INVESTMENT
QUALITY (NQF)
------------------------------------------------------------------------------------------------
Year Ended 6/30:
2001(a)                        $  --         $14.89          $14.0000        2.27%         7.80%
2000                            (.02)         14.24           14.1250       (5.54)         1.39
1999                              --          15.03           16.0000       (1.80)         2.22
1998                              --          15.66           17.2500        9.08          7.70
1997                              --          15.55           16.8125       10.68          8.56
1996                              --          15.25           16.1250       11.60          5.19
FLORIDA QUALITY
INCOME (NUF)
------------------------------------------------------------------------------------------------
Year Ended 6/30:
2001(a)                           --          15.08           14.9375        9.08          6.62
2000                            (.02)         14.57           14.1250       (4.28)          .87
1999                              --          15.37           15.7500        2.79          1.88
1998                              --          15.96           16.1875        7.07          7.98
1997                              --          15.66           16.0000       13.23          8.89
1996                              --          15.26           15.0000        8.08          5.94
INSURED FLORIDA
PREMIUM
INCOME (NFL)
------------------------------------------------------------------------------------------------
Year Ended 6/30:
2001(a)                           --          15.38           13.8750        9.89         10.82
2000                              --          14.25           13.0000       (5.17)         1.47
1999                              --          14.86           14.5625        7.98           .73
1998                              --          15.49           14.1875        7.38         10.87
1997                              --          14.70           13.9375        9.30         10.01
1996                              --          14.10           13.5000       12.22          7.15
================================================================================================


                                                   Ratios/Supplemental Data
                            --------------------------------------------------------------------
                                                             Before Credit
                                         -------------------------------------------------------
                                                       Ratio of Net                 Ratio of Net
                                           Ratio of      Investment      Ratio of     Investment
                                           Expenses       Income to      Expenses      Income to
                                         to Average         Average    to Average        Average
                              Ending     Net Assets      Net Assets         Total          Total
                                 Net     Applicable      Applicable    Net Assets     Net Assets
                              Assets      to Common       to Common     Including      Including
                                (000)        Shares++        Shares++   Preferred++    Preferred++
================================================================================================
FLORIDA INVESTMENT
QUALITY (NQF)
Year Ended 6/30:
2001(a)                     $376,075           1.34%*          8.16%*         .86%*        5.24%*
2000                         365,290           1.26            8.45           .80          5.41
1999                         355,644           1.15            7.38           .80          5.15
1998                         364,755           1.14            7.55           .80          5.27
1997                         361,837           1.15            7.87           .80          5.46
1996                         355,708           1.15            7.89           .80          5.47
FLORIDA QUALITY
INCOME (NUF)
------------------------------------------------------------------------------------------------
Year Ended 6/30:
2001(a)                      330,477           1.44*           7.89*          .92*         5.06*
2000                         323,212           1.26            8.08           .80          5.17
1999                         322,433           1.19            7.13           .81          4.86
1998                         329,973           1.18            7.26           .81          4.95
1997                         324,882           1.20            7.63           .81          5.15
1996                         319,015           1.22            7.64           .82          5.14
INSURED FLORIDA
PREMIUM
INCOME (NFL)
------------------------------------------------------------------------------------------------
Year Ended 6/30:
2001(a)                      330,831           1.24*           7.45*          .81*         4.87*
2000                         314,591           1.30            7.53           .84          4.85
1999                         323,428           1.20            6.58           .80          4.39
1998                         332,383           1.21            6.69           .80          4.44
1997                         321,059           1.24            7.08           .81          4.60
1996                         312,553           1.25            7.18           .81          4.66
================================================================================================


                                   Ratios/Supplemental Data
                ------------------------------------------------------------------
                                                                                        Municipal Auction Rate Cumulative
                                   After Credit***                                       Preferred Stock at End of Period
                ----------------------------------------------------                 --------------------------------------
                           Ratio of Net                 Ratio of Net
                  Ratio of   Investment     Ratio of      Investment
                  Expenses    Income to     Expenses       Income to
                to Average      Average   to Average         Average
                Net Assets   Net Assets        Total           Total                   Aggregate    Liquidation
                Applicable   Applicable   Net Assets      Net Assets     Portfolio        Amount     and Market       Asset
                 to Common    to Common    Including       Including      Turnover   Outstanding          Value    Coverage
                    Shares++     Shares++  Preferred++     Preferred++        Rate          (000)     Per Share   Per Share
===========================================================================================================================
FLORIDA INVESTMENT
QUALITY (NQF)
---------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2001(a)               1.27%*       8.22%*        .82%*          5.28%*          11%     $132,000        $25,000     $71,226
2000                  1.24         8.48          .79            5.42            16       132,000         25,000      69,184
1999                  1.15         7.39          .80            5.16            17       110,000         25,000      80,828
1998                  1.14         7.55          .80            5.27             9       110,000         25,000      82,899
1997                  1.15         7.87          .80            5.46             4       110,000         25,000      82,236
1996                  1.15         7.89          .80            5.47            20       110,000         25,000      80,843
FLORIDA QUALITY
INCOME (NUF)
---------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2001(a)               1.30*        8.02*         .83*           5.14*           12       117,000         25,000      70,615
2000                  1.23         8.10          .79            5.18            20       117,000         25,000      69,062
1999                  1.19         7.13          .81            4.87            16       105,000         25,000      76,770
1998                  1.18         7.26          .81            4.95            10       105,000         25,000      78,565
1997                  1.20         7.63          .81            5.15            22       105,000         25,000      77,353
1996                  1.22         7.64          .82            5.14            19       105,000         25,000      75,956
INSURED FLORIDA
PREMIUM
INCOME (NFL)
---------------------------------------------------------------------------------------------------------------------------
Year Ended 6/30:
2001(a)               1.22*        7.47*         .80*           4.88*            9       111,000         25,000      74,512
2000                  1.29         7.54          .83            4.86            22       111,000         25,000      70,854
1999                  1.20         6.58          .80            4.39            11       111,000         25,000      72,844
1998                  1.21         6.69          .80            4.44            11       111,000         25,000      74,861
1997                  1.24         7.08          .81            4.60            21       111,000         25,000      72,310
1996                  1.25         7.18          .81            4.66            26       111,000         25,000      70,395
===========================================================================================================================


*    Annualized.

** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. Total returns are not annualized.

***  After custodian fee credit, where applicable.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a)  For the six months ended December 31, 2000.

                                 See accompanying notes to financial statements.


Build Your Wealth
       AUTOMATICALLY


NUVEEN EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN
Your Nuveen Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT
To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED
The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY
You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.


Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

Fund
   INFORMATION


BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606


CUSTODIAN, TRANSFER AGENT
AND SHAREHOLDER SERVICES
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413
(800) 257-8787

LEGAL COUNSEL
Morgan, Lewis &
Bockius LLP
Washington, D.C.

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL

Each fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the 6-month period ended December 31, 2000. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors
      FOR GENERATIONS


PHOTO OF: John Nuveen, Sr.

John Nuveen, Sr.

For over a century, generations of Americans have relied on Nuveen Investments to help them grow and keep the money they've earned. Financial advisors, investors and their families have associated Nuveen Investments with quality, expertise and dependability since 1898. That is why financial advisors have entrusted the assets of more than 1.3 million investors to Nuveen.

With the know-how that comes from a century of experience, Nuveen continues to build upon its reputation for quality. Now, financial advisors and investors can count on Nuveen Investments to help them design customized solutions that meet the far-reaching financial goals unique to family wealth strategies - solutions that can translate into legacies.

To find out more about how Nuveen Investments' products and services can help you preserve your financial security, talk with your financial advisor, or call us at (800) 257-8787 for more information, including a prospectus where applicable. Please read that information carefully before you invest.



Invest well.

Look ahead.

LEAVE YOUR MARK.(SM)


Logo: NUVEEN Investments


Nuveen Investments o 333 West Wacker Drive                           FSA-1-12-00
Chicago, IL 60606 o www.nuveen.com